UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Managed
Account Series, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Managed Account Series

SEMI-ANNUAL REPORT

OCTOBER 31, 2009 | (UNAUDITED)

U.S. Mortgage Portfolio

High Income Portfolio

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best per-
formance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the
6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world's preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of October 31, 2009 U.S. Mortgage Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

• Portfolio results outperformed that of the benchmark Barclays Capital
Mortgage-Backed Securities Index for the six-month period.

• The Barclays Capital Index is the de facto benchmark used for fund reporting purposes. Because an investment in the Portfolio represents only a portion of a client’s investment in a broader fixed income account, comparisons of the Portfolio’s performance to that of the benchmark typically will not be meaningful, as the Portfolio is part of a broader strategy.

What factors influenced performance?

• Out-of-index exposure to non-agency mortgages benefited performance as all spread sectors rallied significantly throughout the period. The rally in non-agency mortgages was fueled by the support of the US govern-
ment, most notably through the creation of the Public-Private Investment
Program (PPIP) and its focus on legacy commercial mortgage-backed securities and non-agency mortgages.

• While an underweight in agency mortgage-backed securities detracted from performance, the fact that those assets were invested in non-
agency mortgages more than made up for any underweight relative to the benchmark.

• Cash held at period end was 7.1%, which had a minimal impact on performance during the period.

Describe recent Portfolio activity.

• During the six months, the Portfolio was active in trading its agency mortgage allocation along both maturities and coupons. We gradually reduced exposure to 15-year pools as volatility decreased, and instead invested in longer-dated, 30-year issues. Although we actively traded along the coupon stack throughout the period, broadly speaking, we shifted from a lower coupon bias at the start of the period into higher coupon pools as refinancing rates remained subdued. We also actively traded within the non-agency mortgage sector, taking advantage of the rally to sell bonds we had less confidence in and replacing them with better-performing securities. This essentially upgraded the quality of our holdings while maintaining exposure to the sector.

Describe Portfolio positioning at period end.

• At period end, the Portfolio had a majority of its assets invested in agency mortgages, with a bias toward 30-year pass-throughs. The
Portfolio held an overweight in 4.5% coupon mortgages, as technicals remain favorable as a result of the Federal Reserve’s mortgage purchase program and its focus on this portion of the market. The Portfolio also held a slight overweight in higher coupon pools (6.0% and 6.5%) as prepayment levels have remained relatively slow, despite low absolute mortgage rates. Finally, the Portfolio maintained its non-index exposure to non-agency mortgages, focusing specifically on alternative A-paper issues that are senior in the capital structure and backed by strong collateral. Although spreads on non-agency mortgages have tightened significantly, they continue to trade at attractive levels and should benefit from the PPIP as capital is put to work.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
		Percent of		Percent of
		Long-Term		Long-Term
Portfolio Composition		Investments	Credit Quality Allocations[1]	Investments
U.S. Government Sponsored Agency Securities		89%	AAA/Aaa[2]	93%
Non-Agency Mortgage-Backed Securities		8	A/A	1
Asset-Backed Securities		2	BB/Ba	1
U.S. Treasury Obligations		1	B/B	3
			CCC/Caa	2
			[1] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
			(“Moody’s”) ratings.
			[2] Includes U.S. Government Sponsored Agency Securities and US Treasury
			Obligations which are deemed AAA/Aaa by the investment advisor.
4	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009

U.S. Mortgage Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including advisory fees.
2 The Portfolio invests primarily in mortgage-related securities.
3 This unmanaged Index includes the mortgage-backed pass through securities of the Government National Mortgage Association, the Federal
National Mortgage Association and the Federal Home Loan Mortgage Corporation that meet certain maturity and liquidity criteria.
4 Commencement of operations.

Performance Summary for the Period Ended October 31, 2009
			Standardized	6-Month	Average Annual Total Returns[5]
			30-Day Yield	Total Returns	1 Year	Since Inception[6]
U.S. Mortgage Portfolio			4.61%	9.67%	17.69%	6.16%
Barclays Capital Mortgage-Backed Securities Index			—	3.47	12.05	6.45
[5] See “About Fund Performance” on page 12.
[6] The Portfolio commenced operations on July 29, 2005.
Past performance is not indicative of future results.
Expense Example
		Actual			Hypothetical[9]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period	May 1, 2009	October 31, 2009	During the Period
U.S. Mortgage Portfolio
(including interest expense)[7]	$1,000	$1,096.70	$0.05	$1,000	$1,025.15	$0.05
U.S. Mortgage Portfolio
(excluding interest expense)[8]	$1,000	$1,096.70	$0.00	$1,000	$1,025.20	$0.00
[7] Expenses are equal to the Portfolio’s annualized expense ratio of 0.01%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Portfolio. This agreement has no fixed term.
[8] Expenses are equal to the Portfolio’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Portfolio. This agreement has no fixed term.
[9] Hypothetical 5% semi-annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		5

Fund Summary as of October 31, 2009 High Income Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

• The Portfolio outperformed the Barclays Capital US Corporate High Yield
2% Issuer Capped Index for the six-month period.

What factors influenced performance?

• Security selection in the automobiles, media and aerospace & defense sectors boosted Portfolio returns for the period. The Portfolio’s allocation to CCC-rated paper was also highly beneficial, as lower-quality credits strongly outperformed their higher-quality counterparts. Additionally, exposure to investment-grade paper aided performance as many invest-
ment-grade bonds within the Portfolio rallied during the period, and were subsequently sold at profits.

• Conversely, the Portfolio’s underweight in the banking and life insurance sectors, and its overweight in the wireless telecommunication services sector, hindered returns. Security selection within BB-rated issues also modestly detracted over the six months.

Describe recent Portfolio activity.

• Overall, we remain negative on the US consumer, but maintain a con-
structive view on the high yield market. We believe the market offers superb downside protection, providing good “carry” or solid income with the added potential for strong, “equity-like” returns. During the period,

the Portfolio continued to participate in the robust high yield new-issue calendar by purchasing attractive credits coming to market that exhibited sound fundamentals, as well as solid cash flows and earnings. The
Portfolio has noticeably increased its exposure to new senior-secured bond deals coming via the primary market. The proceeds of these deals, in many cases, have been utilized by the issuing companies to pay down or completely satisfy concurrent bank loan debt obligations.

Describe Portfolio positioning at period end.

• At period end, the Portfolio held an underweight in BB-rated paper, with overweights in B-rated and CCC-rated issues. On a sector basis, the Portfolio was overweight in automobiles, metals and mining and paper and forest products; it was underweight in hotels, restaurants &
leisure, health care and retailers.

• While near-term default risk has certainly diminished, it is still expected that defaults will remain above their historical average for some time. We contend that this risk is priced into the high yield market, and the attrac-
tive yields offered by sub-investment-grade paper provide a substantial degree of protection against downside risk. Additionally, high yield bonds have historically performed very well in post-recession periods. In all, we believe there are promising opportunities and companies with great rela-
tive value in the high yield universe.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
		Percent of		Percent of
		Long-Term		Long-Term
Portfolio Composition		Investments	Credit Quality Allocations[1]	Investments[2]
Corporate Bonds		90%	BBB/Baa	3%
Floating Rate Loan Interests		9	BB/Ba	38
Other Interests		1	B/B	34
			CCC/Caa	14
			CC/Ca	3
			D	2
			Not Rated	6
			[1] Using the higher of S&P’s or Moody’s ratings.
			[2] Excludes floating rate loan interests.
6	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

High Income Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including advisory fees.
2 The Portfolio normally invests more than 90% of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations.
3 This unmanaged Index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
4 Commencement of operations.

Performance Summary for the Period Ended October 31, 2009
			Standardized	6-Month	Average Annual Total Returns[5]
			30-Day Yield	Total Returns	1 Year	Since Inception[6]
High Income Portfolio			9.16%	30.43%	44.77%	6.37%
Barclays Capital US Corporate High Yield 2% Issuer Capped Index			—	27.72	48.65	5.98
[5] See “About Fund Performance” on page 12.
[6] The Portfolio commenced operations on July 29, 2005.
Past performance is not indicative of future results.
Expense Example
		Actual			Hypothetical[8]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[7]	May 1, 2009	October 31, 2009	During the Period[7]
High Income Portfolio	$1,000	$1,304.30	$0.00	$1,000	$1,025.20	$0.00
[7] Expenses are equal to the Portfolio’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Portfolio. This agreement has no fixed term.
[8] Hypothetical 5% semi-annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		7

Fund Summary as of October 31, 2009 Global SmallCap Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

• The Portfolio underperformed the MSCI World Index and the MSCI World
SmallCap Index for the six-month period.

What factors influenced performance?

• During the six months, stock selection in the information technology (IT)
and financials sectors detracted from performance relative to the MSCI
World SmallCap Index. A strategic allocation to cash that was in place at the beginning of the period also detracted from results. Within IT, several factors contributed to heightened volatility toward period-end, including an uptick in acquisition activity and inflated expectations relative to strong but decelerating earnings growth. Amongst semiconductors specifically, market focus appeared to shift from a supportive inventory cycle to concerns around consumer buying behavior, thereby depressing shares of “consumer-oriented” chip makers. We remain positive on the sector broadly, however, given the strong balance sheet quality and reasonable valuations.

• On the positive side, stock selection in the consumer discretionary and consumer staples sectors added to performance. Outperformers for the period included several US retailers and global food companies.

Describe recent Portfolio activity.

• During the six months, we deployed cash across sectors, modestly increasing Portfolio exposure to consumer staples. On balance, the
Portfolio’s weight in IT was reduced slightly. Significant buys included
PMC-Sierra, Inc. and ON Semiconductor Corp. in the United States,
Partner Re Ltd. in Bermuda, Avago Technologies Ltd. in Singapore, and
Lundin Mining Corp. in Canada. Notable sales included Digital River Inc.,
Informatica Corp., Owens-Illinois, Inc., American Superconductor Corp.
and Synaptics, all in the United States.

Describe Portfolio positioning at period end.

• We remain cautious with respect to Portfolio positioning on the belief that while economic conditions appear to have bottomed, we expect the recovery to be muted by historic standards. Ongoing sub-par economic growth will continue to present operating challenges to businesses with weak operating models, thus we favor higher-quality companies across the Portfolio.

• At period end, the Portfolio was overweight relative to the MSCI World
SmallCap Index in the IT and consumer staples sectors; underweight in financials, industrials and consumer discretionary; and was approxi-
mately neutral within the remaining sectors. The Portfolio remains diversi-
fied globally, with an overweight in emerging markets at the expense of allocations to both the United States and Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
		Percent of		Percent of
		Long-Term		Long-Term
Ten Largest Holdings		Investments	Geographic Allocations	Investments
PetroHawk Energy Corp.		1%	United States	46%
Bonduelle SA		1	United Kingdom	9
Urban Outfitters, Inc.		1	Japan	7
Rheinmetall AG		1	Canada	5
Phillips-Van Heusen Corp.		1	Germany	4
Scor SE		1	France	3
Ryanair Holdings Plc		1	Australia	3
Cullen/Frost Bankers, Inc.		1	Bermuda	2
Tanger Factory Outlet Centers, Inc.		1	Singapore	2
Amlin Plc		1	China	2
			Norway	2
			Italy	2
			Other[1]	13
			[1] Other includes a 1% investment in each country as follows: Austria, Brazil, Cayman
			Islands, Denmark, Finland, Hong Kong, India, Ireland, Israel, Malaysia, Spain,
			Sweden and Switzerland.
8	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009

Global SmallCap Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including advisory fees.
2 The Portfolio invests primarily in small cap companies including emerging growth companies.
3 This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets.
5 Commencement of operations.

Performance Summary for the Period Ended October 31, 2009
				6-Month	Average Annual Total Returns[6]
				Total Returns	1 Year	Since Inception[7]
Global SmallCap Portfolio				21.80%	22.99%	3.87%
MSCI World Index				25.24	18.42	0.08
MSCI World SmallCap Index				29.05	30.61	(0.20)
[6] See “About Fund Performance” on page 12.
[7] The Portfolio commenced operations on August 2, 2005.
Past performance is not indicative of future results.
Expense Example
		Actual			Hypothetical[9]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[8]	May 1, 2009	October 31, 2009	During the Period[8]
Global SmallCap Portfolio	$1,000	$1,218.00	$0.00	$1,000	$1,025.20	$0.00
[8] Expenses are equal to the Portfolio’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Portfolio. This agreement has no fixed term.
[9] Hypothetical 5% semi-annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		9

Fund Summary as of October 31, 2009 Mid Cap Value Opportunities Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

• Effective August 28, 2009, the Portfolio changed the benchmark against which it measures its performance from the S&P MidCap 400 Index to the S&P MidCap 400/Citigroup Value Index to more accurately reflect the universe of securities in which the Portfolio invests.

• The Portfolio outperformed both the S&P MidCap 400/Citigroup Value
Index and the S&P MidCap 400 Index for the six-month period.

What factors influenced performance?

• Relative to the S&P MidCap 400/Citigroup Value Index, Portfolio
performance was boosted by strong stock selection in the consumer discretionary sector, with specialty retailers rebounding as consumer sentiment continued to improve from sharply depressed levels. Else-
where in the sector, an overweight position in media firm Harte-Hanks,
Inc. also added value. In the health care sector, an overweight in phar-
maceuticals benefited relative performance as the sub-sector signifi-
cantly outpaced the broader sector and overall market. Stock selection in the energy and industrials sectors also contributed to the
Portfolio’s outperformance.

• Portfolio weakness in the information technology (IT) sector was prima-
rily the result of disappointing stock selection within the semiconductors
& semiconductor equipment industry. In particular, disappointing timing with regard to the purchase of Fairchild Semiconductor International, Inc.
detracted from relative and absolute performance figures as the stock pulled back in November. An underweight in the materials sector also hampered relative performance as stocks rose on the back of the falling
US dollar and rising commodity prices.

Describe recent Portfolio activity.

• During the six months, we increased exposure to the financials sector, initiating several positions in real estate investment trusts (REITs) such as The Macerich Co., ProLogis and AMB Property Corp. In health care, we added names in the life sciences tools & services and health care providers & services industries. Notable additions included Coventry
Health Care, Inc. and Pharmaceutical Product Development, Inc. In
materials, we primarily added to existing positions throughout the sector.

• Conversely, we reduced allocations to software, communications equip-
ment, and IT services names within the IT sector.

Describe Portfolio positioning at period end.

• Relative to the S&P MidCap 400/Citigroup Value Index, the Portfolio
ended the period overweight in the energy, health care (primarily health care equipment & supplies and life sciences tools & services), con-
sumer discretionary (particularly media names) and IT (notably software and semiconductors & semiconductor equipment) sectors. The Portfolio was significantly underweight in financials (primarily REITs), and more modestly underweight in utilities (gas and electric utilities) and materials
(particularly chemicals).

• Relative to the S&P MidCap 400 Index, the Portfolio ended the period overweight in energy and financials, and underweight in consumer dis-
cretionary, industrials and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
		Percent of		Percent of
		Long-Term		Long-Term
Ten Largest Holdings		Investments	Sector Representation	Investments
iShares Dow Jones U.S. Real Estate Index Fund		3%	Financials	21%
Coventry Health Care, Inc.		2	Information Technology	14
Kinetic Concepts, Inc.		2	Consumer Discretionary	13
Dover Corp.		2	Industrials	13
Harte-Hanks, Inc.		1	Health Care	12
Pharmaceutical Product Development, Inc.		1	Energy	8
Timken Co.		1	Utilities	7
SPDR Gold Trust		1	Materials	6
OGE Energy		1	Consumer Staples	3
Novell, Inc.		1	Investment Companies	2
			Telecommunication Services	1
			For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any
			one or more of the sector sub-classification used by one or more widely recognized
			market indexes or ratings group indexes, and/or as defined by Portfolio manage-
			ment. This definition may not apply for purposes of this report, which may combine
			sector sub-classifications for reporting ease.
10	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Mid Cap Value Opportunities Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including advisory fees.
2 The Portfolio invests primarily in mid cap companies and follows an investing style that favors value investments.
3 This unmanaged Index is a market value-weighted index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the US market.
4 This unmanaged index measures the performance of the mid-capitalization value sector of the US equity market, it is a subset of the S&P
MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 50% of the market capitalization of the S&P MidCap 400 Index. The Portfolio now uses this index as its benchmark rather than the S&P MidCap 400 Index because it more accurately reflects the universe of securities in which the
Portfolio invests.
5 Commencement of operations.

Performance Summary for the Period Ended October 31, 2009
				6-Month	Average Annual Total Returns[6]
				Total Returns	1 Year	Since Inception[7]
Mid Cap Value Opportunities Portfolio				19.50%	20.56%	0.37%
S&P MidCap 400 Index				18.40	18.18	(0.82)
S&P MidCap 400/Citigroup Value Index				17.63	14.51	(1.86)
[6] See “About Fund Performance” on page 12.
[7] The Portfolio commenced operations on August 2, 2005.
Past performance is not indicative of future results.
Expense Example
		Actual			Hypothetical[8]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[9]	May 1, 2009	October 31, 2009	During the Period[7]
Mid Cap Value Opportunities Portfolio	$1,000	$1,195.00	$0.00	$1,000	$1,025.20	$0.00
[8] Hypothetical 5% semi-annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
[9] Expenses are equal to the Portfolio’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Portfolio. This agreement has no fixed term.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
MANAGED ACCOUNT SERIES				OCTOBER 31, 2009		11

About Fund Performance Managed Account Series

None of the past results shown should be considered a representation of future performance. Current performance data may be lower or higher than the performance data quoted. Call toll free, (800) 441-7762, to obtain performance data current to the most recent month end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of capital shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date for U.S. Mortgage Portfolio and

High Income Portfolio and on the ex-dividend date for Global SmallCap
Portfolio and Mid Cap Value Opportunities Portfolio. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The
Portfolios’ investment advisor waived all of its fees and reimbursed all direct expenses of the Portfolios except extraordinary expenses.
Without such waiver and reimbursement, the Portfolios’ returns would have been lower.

Disclosure of Expenses

Shareholders of each Portfolio may incur the following charges: (a)
expenses related to transactions, including sales charges and redemp-
tion fees; and (b) operating expenses including advisory fees, distribu-
tion fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through
October 31, 2009) are intended to assist shareholders both in calculat-
ing expenses based on an investment in each Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses.
In order to assist shareholders in comparing the ongoing expenses of investing in each Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of own-
ing different funds. If these transactional expenses were included, share-
holder expenses would have been higher.

12 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

The Benefits and Risks of Leveraging Managed Account Series

U.S. Mortgage Portfolio may utilize leverage to seek to enhance its yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Portfolio may utilize leverage through entering into reverse repur-
chase agreements and dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained through leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Portfolio on its longer-term portfolio investments. To the extent that the total assets of the Portfolio
(including the assets obtained through leverage) are invested in higher-
yielding portfolio investments, the Portfolio’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Portfolio’s NAV positively or negatively in addition to the impact on the Portfolio’s performance from leverage.

The use of leverage may enhance opportunities for increased income to the Portfolio and shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Portfolio’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Portfolio’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Portfolio’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The
Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Portfolio to incur losses. The use of leverage may limit the Portfolio’s ability to invest in certain types of secu-
rities or use certain types of hedging strategies. The Portfolio will incur expenses in connection with the use of leverage, all of which are borne by Portfolio shareholders and may reduce investment returns.

Derivative Financial Instruments

The Portfolios may invest in various derivative instruments, including financial futures contracts, swaps, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial State-
ments, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physi-
cal custody of securities or to hedge market, interest rate and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. A Portfolio’s ability to successfully use a derivative instrument depends on the
Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Portfolio to sell or purchase portfolio securities at inopportune times or for dis-
tressed values, may limit the amount of appreciation a Portfolio can realize on an investment or may cause a Portfolio to hold a security that it might otherwise sell. The Portfolios’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 13

Schedule of Investments October 31, 2009 (Unaudited)					U.S. Mortgage Portfolio
			(Percentages shown are based on Net Assets)
	Par				Par
Asset-Backed Securities	(000)	Value	Non-Agency Mortgage-Backed Securities		(000)	Value
Asset-Backed Securities — 4.1%			Collateralized Mortgage Obligations (concluded)
AmeriCredit Automobile Receivables Trust,			Countrywide Alternative Loan Trust (concluded):
Series 2008-1, Class A2, 4.24%, 6/06/12	$ 651	$ 662,020	Series 2008-2R, Class 3A1, 6.00%, 8/25/37 $		895	$ 654,950
Bayview Financial Acquisition Trust, Series 2006-C,			Series 2008-2R, Class 4A1, 6.25%, 8/25/37		1,531	1,138,526
Class 2A2, 0.47%, 11/28/36	853	758,587	Countrywide Home Loan Mortgage Pass-Through
Chase Issuance Trust, Series 2009-A7 Class A7,			Trust, Series 2004-HYB1, Class 2A,
0.70%, 9/17/12 (a)	1,600	1,602,555	4.69%, 5/20/34 (a)		552	446,299
Citigroup Mortgage Loan Trust, Inc.:			Deutsche Alt-A Securities, Inc., Alternate Loan Trust,
Series 2007-WFH1, Class A3, 0.39%, 1/25/37	450	250,017	Series 2005-1, Class 1A1, 0.74%, 2/25/35 (a)		867	642,168
Series 2007-WFH2, Class A3, 0.42%, 3/25/37	645	286,964	First Horizon Alternative Mortgage Securities,
Countrywide Asset-Backed Certificates,			Series 2005-FA1, Class 1A4, 5.50%, 3/25/35		320	276,640
Series 2004-6, Class 2A4, 0.69%, 11/25/34 (a)	141	107,879	GSR Mortgage Loan Trust:
Harley-Davidson Motorcycle Trust, Series 2009-3,			Series 2006-0A1 Class 2A1, 0.43%, 8/25/46 (a)		452	321,082
Class A2, 0.94%, 4/16/12	200	199,083	Series 2007-3F Class 1A2, 5.00%, 5/25/37		422	366,261
Irwin Home Equity Corp., Series 2005-C, Class 1A1,			IndyMac INDA Mortgage Loan Trust,
0.50%, 4/25/30 (a)	29	27,803	Series 2007-AR1, Class 3A1, 5.94%, 3/25/37 (a)		541	395,384
JPMorgan Mortgage Acquisition Corp.,			JPMorgan Mortgage Trust:
Series 2006-CH2, Class AV4, 0.38%, 10/25/36	645	245,749	Series 2004-S2, Class 5A1, 5.50%, 12/25/19		437	429,669
Merrill Lynch First Franklin Mortgage Loan Trust,			Series 2006-S2, Class 2A2, 5.88%, 7/25/36		57	52,716
Series 2007-1, Class A2A, 0.36%, 4/25/37 (a)	189	174,095	Merrill Lynch Mortgage Investors, Inc.,
Morgan Stanley ABS Capital I, Series 2007-HE1,			Series 2006-A3, Class 3A1, 5.79%, 5/25/36 (a)		219	139,811
Class A2C, 0.39%, 11/25/36	215	73,585	Residential Accredit Loans, Inc., Series 2005-QS4,
Option One Mortgage Loan Trust, Series 2007-1,			Class A3, 5.50%, 4/25/35		649	490,854
Class 2A3, 0.38%, 1/25/37	215	75,386	Wells Fargo Alternative Loan Trust:
Renaissance Home Equity Loan Trust,			Series 2007-PA2, Class 1A1, 6.00%, 6/25/37		3,123	2,224,221
Series 2005-4, Class A6, 5.75%, 2/25/36	283	213,902	Series 2007-PA4, Class 5A1,
Residential Asset Mortgage Products, Inc.,			5.97%, 7/25/37 (a)		2,304	1,203,406
Series 2005-RS6, Class M1, 0.74%, 6/25/35	400	248,940	Wells Fargo Mortgage-Backed Securities Trust,
Total Asset-Backed Securities — 4.1%		4,926,565	Series 2007-8, Class 2A2, 6.00%, 7/25/37		265	222,196
						16,693,636
			Interest Only Collateralized Mortgage
			Obligations — 0.2%
Non-Agency Mortgage-Backed Securities			Banc of America Alternative Loan Trust,
Collateralized Mortgage Obligations — 13.7%			Series 2005-3, Class 1CB2, 4.56%, 4/25/35 (a)		2,179	178,493
Bank of America Mortgage Securities Inc. (a):			Countrywide Alternative Loan Trust, Series,
Series 2003-10, Class 1A6, 0.69%, 1/25/34	145	135,479	2005-9CB, Class 1A4, 4.53%, 5/25/35 (a)		846	67,259
Series 2003-3, Class 2A1, 0.80%, 5/25/18	150	142,707				245,752
Countrywide Alternative Loan Trust:			Total Non-Agency Mortgage-Backed Securities — 13.9%			16,939,388
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	454	437,840
Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	485	462,695
Series 2004-28CB, Class 1A1, 5.50%, 1/25/35	592	547,582
Series 2004-J8, Class 4A1, 6.00%, 2/25/17	223	221,447	U.S. Government Sponsored
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	209	159,582	Agency Securities
Series 2005-23CB, Class A15, 5.50%, 7/25/35	925	707,875	Collateralized Mortgage Obligations — 5.2%
Series 2005-86, Class A8, 5.50%, 2/25/36	799	680,809	Fannie Mae Trust:
Series 2006-19CB, Class A15, 6.00%, 8/25/36	1,006	816,329	Series 2002-70, Class QG, 5.50%, 6/25/31		3,225	3,326,245
Series 2006-25CB, Class A1, 6.00%, 10/25/36	1,768	1,155,341	Series 2003-9, Class EA, 4.50%, 10/25/17		1,197	1,248,085
Series 2006-41CB, Class 1A3, 6.00%, 1/25/37	575	462,423	Freddie Mac Multiclass Certificates:
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37	1,000	700,000	Series 2411, Class FJ, 0.60%, 12/15/29		28	27,944
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	826	573,234	Series 3033, Class HE, 4.50%, 9/15/18		1,705	1,764,729
Series 2008-2R, Class 2A1, 6.00%, 8/25/37	664	486,110				6,367,003
Portfolio Abbreviations
To simplify the listings of portfolio holdings in	ADR	American Depositary Receipts	JPY	Japanese Yen
the Schedules of Investments, the names and	AUD	Australian Dollar	KRW	South Korean Won
descriptions of many of the securities have been	CAD	Canadian Dollar	LIBOR	London Inter Bank Offered Rates
abbreviated according to the following list:	CHF	Swiss Franc	MXN	Mexican New Peso
	DKK	Danish Krone	NOK	Norwegian Krone
	EUR	Euro	SEK	Swedish Krone
	GBP	British Pound	SGD	Singapore Dollar
	HKD	Hong Kong Dollar	USD	US Dollar
See Notes to Financial Statements.	ILS	Israeli Shekel
14	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Schedule of Investments (continued)				U.S. Mortgage Portfolio
			(Percentages shown are based on Net Assets)
U.S. Government Sponsored	Par
Agency Securities	(000)	Value	Options Purchased	Contracts	Value
Federal Deposit Insurance Corporation			Exchange Traded Put Option
Guaranteed — 2.5%			Euro-Dollar Future, expiring 9/13/10 at $98.25	157	$ 146,206
General Electric Capital Corp.:			Total Options Purchased
2.00%, 9/28/12	$ 350	$ 353,125	(Cost — $174,160) — 0.1%		146,206
2.13%, 12/21/12	2,700	2,732,570
			Total Investments Before Outstanding TBA Sale Commitments
		3,085,695	and Options Written (Cost — $225,482,800*) — 185.7%		225,995,521
Interest Only Collateralized Mortgage
Obligations — 0.3%
Fannie Mae Interest STRIP, Series 397, Class 2				Par
5.00%, 9/25/39	494	103,859	TBA Sale Commitments	(000)
Ginnie Mae Trust, Series 2009-26, Class SC			Fannie Mae Guaranteed Pass-Through Certificates (b):
5.95%, 1/16/38	1,714	207,539	4.50%, 11/15/24 – 12/15/39	$ 7,500	(7,601,857)
		311,398	5.00%, 1/01/23 – 11/15/39	25,300	(26,309,700)
Mortgaged-Backed Securities – 150.3%			5.50%, 1/01/33 – 12/15/39	21,100	(22,237,396)
Fannie Mae Guaranteed Pass-Through			6.00%, 12/01/32 – 12/15/39	7,900	(8,398,008)
Certificates (b):			6.50%, 11/15/39 – 12/15/39	1,100	(1,181,822)
4.00%, 10/01/14	1,800	1,832,625	Freddie Mac Mortgage Participation Certificates (b):
4.50%, 11/15/24 – 12/15/39	37,367	37,817,355	5.00%, 9/01/33	5,100	(5,293,652)
5.00%, 1/01/23 – 11/15/39 (c)	26,822	27,933,571	5.50%, 9/01/38 – 11/15/39	3,400	(3,583,301)
5.50%, 1/01/33 – 12/15/39	39,820	42,000,467	Ginnie Mae MBS Certificates (b):
6.00%, 12/01/32 – 12/15/39	22,534	24,010,014	4.50%, 7/15/39 – 11/15/39	3,100	(3,150,468)
6.50%, 11/15/39 – 12/15/39	5,000	5,351,345	5.00%, 11/15/39 – 12/15/39	1,300	(1,353,940)
Freddie Mac Mortgage Participation Certificates:			Total TBA Sale Commitments
4.50%, 7/01/39 – 11/15/39 (b)	2,361	2,387,186	(Proceeds — $78,535,832) — (65.0)%		(79,110,144)
5.00%, 9/01/33	8,857	9,216,295
5.50%, 9/01/38 – 11/15/39 (b)	6,408	6,749,416
6.00%, 11/15/39 (b)	3,100	3,293,750
Ginnie Mae MBS Certificates (b):			Options Written	Contracts
4.50%, 7/15/39 – 11/15/39	5,923	6,013,170	Over-the-Counter Call Swaptions
5.00%, 11/15/39 – 12/15/39	4,800	4,978,125	Pay a fixed rated of 3.65% and receive a floating rate
5.50%, 11/15/39 – 12/15/39	4,100	4,315,689	based on 3-month LIBOR, expiring 3/29/10,
6.00%, 12/15/39	3,000	3,176,250	Broker Citibank NA	3	(80,383)
6.50%, 12/15/39	3,700	3,925,471	Pay a fixed rate of 4.45% and receive a floating rate
		183,000,729	based on 3-month LIBOR, expiring 6/04/10,
Total U.S. Government Sponsored			Broker Credit Suisse International	9	(615,264)
Agency Securities — 158.3%		192,764,825	Total Over-the-Counter Call Swaptions		(695,647)
			Exchange-Traded Put Option Written
			Euro-Dollar Future, expiring 9/13/10 at $98.75	157	(96,163)
			Over-the-Counter Put Swaptions
U.S. Treasury Obligations			Receive a fixed rate of 3.65% and pay floating rate
U.S. Treasury Notes:			based on 3-month LIBOR, expiring 3/29/10,
2.38%, 9/30/14	1,050	1,054,179	Broker Citibank NA	3	(110,028)
3.63%, 8/15/19	1,550	1,579,790	Receive a fixed rate of 4.45% and pay a floating rate
Total U.S. Treasury Obligations — 2.2%		2,633,969	based on 3-month LIBOR, expiring 6/04/10,
			Broker Credit Suisse International	9	(178,776)
Total Long-Term Investments
(Cost — $216,724,072) — 178.5%		217,264,747	Total Over-the-Counter Put Swaptions		(288,804)
			Total Options Written
			(Premiums Received — $1,219,141) — (0.9)%		(1,080,614)
	Beneficial		Total Investments, Net of Outstanding TBA Sale
	Interest		Commitments and Options Written — 119.8%		145,804,763
Short-Term Securities	(000)		Liabilities in Excess of Other Assets — (19.8)%		(24,063,770)
SSgA Prime Money Market, 0.19%, 11/02/09 (d)	8,585	8,584,568	Net Assets — 100.0%		$121,740,993
Total Short-Term Securities			* The cost and unrealized appreciation (depreciation) of investments, as of
(Cost — $8,584,568) — 7.1%		8,584,568	October 31, 2009, as computed for federal income tax purposes, were as follows:
			Aggregate cost		$225,563,741
			Gross unrealized appreciation		$ 3,310,543
			Gross unrealized depreciation		(2,878,763)
			Net unrealized appreciation		$ 431,780
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		15

Schedule of Investments (continued)								U.S. Mortgage Portfolio
(a) Variable rate security. Rate shown is as of report date.
(b) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA
	transactions were as follows:
					Unrealized
				Market	Appreciation
	Counterparty			Value	(Depreciation)
	Citigroup Global Markets, Inc.			$ 7,946,583	$ 61,969
	Credit Suisse Securities, LLC			$ (10,838,517)	$ (69,197)
	Deutsche Bank Securities, Inc.			$ 3,848,609	$ (101,199)
	Goldman Sachs & Company			$ 10,075,125	$ (63,501)
	JPMorgan Securities, Inc.			$ 7,853,511	$ 36,545
	Morgan Stanley & Co., Inc.			$ 5,937,890	$ (16,166)
(c) All or a portion of security has been pledged as collateral in connection
	with open swaps.
(d) Represents the current yield as of report date.
•	Investments in companies considered to be an affiliate of the Portfolio, for
	purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
	as follows:
				Net
	Affiliate			Activity	Income
	BlackRock Liquidity Funds,
	TempFund, Institutional Class			—	$ 5,531
•	Financial futures contracts purchased as of October 31, 2009 were as follows:
		Expiration		Face	Unrealized
	Contracts	Issue	Date	Value	Appreciation
	5	5-Year U.S.		December
		Treasury Bond	2009	$ 1,734,408	$ 12,389
•	Interest rate swaps outstanding as of October 31, 2009 were as follows:
							Unrealized
					Expiration	Notional	Appreciation
	Fixed Rate	Floating Rate		Counterparty	Date	Amount	(Depreciation)
	2.81%(a)	3-month LIBOR		JPMorgan Chase Bank NA	February 2010	$ 5,700	$ 37,167
	2.63%(a)	3-month LIBOR		Citibank NA	March 2010	$25,600	234,581
	2.71%(b)	3-month LIBOR		Citibank NA	April 2010	$17,700	(192,934)
	2.71%(b)	3-month LIBOR		Citibank NA	October 2010	$ 9,500	(197,888)
	3.43%(a)	3-month LIBOR		JPMorgan Chase Bank NA	April 2013	$16,000	735,198
	4.28%(b)	3-month LIBOR		Citibank NA	June 2013	$ 7,000	(522,655)
	3.51%(b)	3-month LIBOR		UBS AG	October 2013	$33,100	(1,540,493)
	4.03%(a)	3-month LIBOR		UBS AG	October 2013	$26,100	1,734,848
	2.66%(a)	3-month LIBOR		Morgan Stanley Capital
				Services, Inc.	December 2013	$14,700	179,346
	2.34%(b)	3-month LIBOR		JPMorgan Chase Bank NA	January 2014	$14,200	22,449
	4.88%(b)	3-month LIBOR		Deutsche Bank AG	November 2017	$ 1,000	(111,345)
	4.89%(a)	3-month LIBOR		Deutsche Bank AG	November 2017	$ 500	55,989
	4.90%(b)	3-month LIBOR		Deutsche Bank AG	November 2017	$ 1,000	(112,625)
	4.40%(a)	3-month LIBOR		Citibank NA	May 2018	$ 1,000	75,737
	4.80%(a)	3-month LIBOR		Deutsche Bank AG	June 2018	$ 7,000	744,015
	4.87%(a)	3-month LIBOR		Deutsche Bank AG	June 2018	$ 7,000	777,693
	4.58%(b)	3-month LIBOR		Deutsche Bank AG	August 2018	$15,800	(1,404,822)
	4.22%(a)	3-month LIBOR		Citibank NA	October 2018	$ 2,200	134,110
	Total						$ 648,371
	(a) Portfolio pays a floating interest rate and receives fixed rate.
	(b) Portfolio pays fixed interest rate and receives floating rate.
See Notes to Financial Statements.
16		MANAGED ACCOUNT SERIES					OCTOBER 31, 2009

Schedule of Investments (concluded)				U.S. Mortgage Portfolio
• Fair Value Measurements — Various inputs are used in determining the fair value				Other Financial
of investments, which are as follows:			Valuation Inputs	Instruments[1]
•	Level 1 — price quotations in active markets/exchanges for identical assets			Assets	Liabilities
and liabilities
			Level 1	$ 158,595	$ (96,163)
•	Level 2 — other observable inputs (including, but not limited to: quoted prices		Level 2	4,731,133	(5,067,213)
for similar assets or liabilities in markets that are active, quoted prices for			Level 3	—	—
identical or similar assets or liabilities in markets that are not active, inputs
other than quoted prices that are observable for the assets or liabilities (such			Total	$ 4,889,728	$ (5,163,376)
as interest rates, yield curves, volatilities, prepayment speeds, loss severities,			[1] Other financial instruments are financial futures contracts, swaps, and
credit risks and default rates or other market-corroborated inputs)			options. Financial futures contracts and swaps are shown at the unrealized
•	Level 3 — unobservable inputs based on the best information available in the		appreciation/depreciation on the instrument and options are shown at
circumstances, to the extent observable inputs are not available (including the			market value.
Portfolio's own assumptions used in determining the fair value of investments)			The following is a reconciliation of investments for unobservable inputs (Level 3)
The inputs or methodology used for valuing securities are not necessarily			used in determining fair value:
an indication of the risk associated with investing in those securities. For infor-
mation about the Portfolio's policy regarding valuation of investments and					Investments in
other significant accounting policies, please refer to Note 1 of the Notes					Securities
to Financial Statements.					Non-Agency
The following table summarizes the inputs used as of October 31, 2009 in				Mortgage-Backed
determining the fair valuation of the Portfolio's investments:					Securities
	Investments in		Balance, as of April 30, 2009		—
Valuation Inputs	Securities		Realized gain (loss)		—
			Change in unrealized appreciation (depreciation)		—
	Assets	Liabilities	Net purchases (sales)		—
Level 1 — Short-Term Securities	$ 8,584,568	—	Net transfers in/out of Level 3		$ 1,855,341
Level 2			Balance, as of October 31, 2009		$ 1,855,341
Long-Term Investments:
Asset-Backed Securities	4,926,565	—
U.S. Government Sponsored
Agency Securities	192,764,825	—
Non-Agency Mortgage-Backed Securities	15,084,047	—
U.S. Treasury Obligations	2,633,969
TBA Sale Commitments	—	$ (79,110,144)
Total Level 2	215,409,406	(79,110,144)
Level 3
Long-Term Investments:
Non-Agency Mortgage-Backed Securities	1,855,341	—
Total	$225,849,315	$ (79,110,144)
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		17

Schedule of Investments October 31, 2009 (Unaudited)						High Income Portfolio
				(Percentages shown are based on Net Assets)
						Par
Common Stocks		Shares	Value	Corporate Bonds		(000)	Value
Electrical Equipment — 0.0%				Chemicals (concluded)
SunPower Corp., Class B (a)		291	$ 6,303	Nalco Co., 8.25%, 5/15/17 (b)	USD	210	$ 220,500
Hotels, Restaurants & Leisure — 0.0%				Nova Chemicals Corp., 8.63%, 11/01/19 (b)		220	222,750
Buffets Restaurants Holdings, Inc. (a)		172	2	Olin Corp., 8.88%, 8/15/19		115	120,463
				Terra Capital, Inc., 7.75%, 11/01/19 (b)		250	251,250
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.		44,685	72,682				1,494,838
Ainsworth Lumber Co. Ltd. (a)(b)		50,148	81,935	Commercial Banks — 0.3%
			154,617	Glitnir Banki HF, Series EMTN (a)(d):
				5.07%, 1/27/10	EUR	150	48,563
Total Common Stocks — 0.2%			160,922	3.00%, 6/30/10		130	42,088
				Glitnir Banki HF (a)(d):
				4.15%, 4/20/10 (b)	USD	65	15,112
		Par		6.38%, 9/25/12 (b)		235	54,637
Corporate Bonds		(000)		Series GMTN, 4.38%, 2/05/10		50	16,188
Aerospace & Defense — 0.4%				Lloyds TSB Bank Plc, 6.50%, 7/15/49	GBP	64	74,579
L-3 Communications Corp., 5.88%, 1/15/15	USD	200	194,500				251,167
Spirit Aerosystems, Inc., 7.50%, 10/01/17 (b)		200	198,500	Commercial Services & Supplies — 3.2%
			393,000	ACCO Brands Corp., 10.63%, 3/15/15 (b)	USD	95	101,650
Airlines — 0.5%				ARAMARK Corp., 3.78%, 2/01/15 (c)		300	265,500
Continental Airlines, Inc., Series 2003-RJ,				Altegrity, Inc., 10.50%, 11/01/15 (b)		200	170,000
7.88%, 1/02/20		90	73,157	Corrections Corp. of America, 6.75%, 1/31/14		300	297,000
Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		50	51,000	DI Finance, Series B, 9.50%, 2/15/13		50	51,000
United Air Lines, Inc., 12.75%, 7/15/12		300	307,500	GeoEye, Inc., 9.63%, 10/01/15 (b)		130	134,225
				International Lease Finance Corp.:
			431,657	5.63%, 9/20/13		55	41,779
Auto Components — 1.9%				5.65%, 6/01/14		300	226,562
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		348	354,960	Iron Mountain, Inc., 8.38%, 8/15/21		295	305,325
Delphi International Holdings Unsecured,				Mobile Services Group, Inc., 9.75%, 8/01/14		300	309,000
12.00%, 10/06/14		18	17,223	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		300	325,500
The Goodyear Tire & Rubber Co.:				West Corp.:
5.01%, 12/01/09 (c)		315	315,000	9.50%, 10/15/14		75	75,000
7.86%, 8/15/11		255	259,463	11.00%, 10/15/16		570	584,250
8.63%, 12/01/11		344	354,750				2,886,791
Lear Corp. (a)(d):
8.50%, 12/01/13		220	150,700	Construction Materials — 0.6%
8.75%, 12/01/16		315	214,200	Nortek, Inc., 10.00%, 12/01/13		490	496,125
				Texas Industries, Inc., 7.25%, 7/15/13		35	34,300
			1,666,296
							530,425
Automobiles — 0.5%
Ford Capital BV, 9.50%, 6/01/10		455	465,237	Consumer Finance — 0.2%
				Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (c)		195	173,550
Biotechnology — 0.5%
Gilead Sciences, Inc., 0.63%, 5/01/13 (e)		170	207,613	Containers & Packaging — 5.3%
QHP Pharma, 10.25%, 3/15/15 (f)		265	265,000	Ball Corp.:
				7.13%, 9/01/16		175	178,937
			472,613	7.38%, 9/01/19		175	178,937
Building Products — 0.5%				Berry Plastics Corp. (c):
Associated Materials LLC, 9.88%, 11/15/16 (b)(f)		170	174,250	4.17%, 9/15/14		225	177,187
Ply Gem Industries, Inc., 11.75%, 6/15/13		255	239,063	5.03%, 2/15/15		210	193,200
			413,313	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)(f)		175	160,562
				Beverage Packaging Holdings
Capital Markets — 0.5%				Luxembourg II SA, 8.00%, 12/15/16	EUR	180	250,327
E*Trade Financial Corp.:				Cascades, Inc., 7.25%, 2/15/13	USD	650	635,375
12.50%, 11/30/17		79	87,690	Crown Americas LLC, 7.63%, 5/15/17 (b)		435	445,875
Series A, 3.26%, 8/31/19 (e)(g)		254	364,173	Graphic Packaging International, Inc.:
			451,863	9.50%, 8/15/13		85	87,231
Chemicals — 1.7%				9.50%, 6/15/17 (b)		560	588,000
American Pacific Corp., 9.00%, 2/01/15 (b)		180	167,400	Greif, Inc., 7.75%, 8/01/19 (b)		105	107,625
Huntsman International LLC, 5.50%, 6/30/16 (b)		215	185,975	Impress Holdings BV, 3.41%, 9/15/13 (b)(c)		200	190,250
Innophos, Inc., 8.88%, 8/15/14		80	80,800	Owens Brockway Glass Container, Inc.:
MacDermid, Inc., 9.50%, 4/15/17 (b)		260	245,700	8.25%, 5/15/13		100	102,000
				6.75%, 12/01/14	EUR	120	171,300
				7.38%, 5/15/16	USD	230	232,300
See Notes to Financial Statements.
18	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009

Schedule of Investments (continued)						High Income Portfolio
				(Percentages shown are based on Net Assets)
		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value
Containers & Packaging (concluded)				Electric Utilities (concluded)
Packaging Dynamics Finance Corp.,				NSG Holdings LLC, 7.75%, 12/15/25 (b)	USD	605	$ 539,963
10.00%, 5/01/16 (b)	USD	200	$ 93,000	Tenaska Alabama Partners LP,
Pregis Corp., 12.38%, 10/15/13		260	250,900	7.00%, 6/30/21 (b)		128	119,514
Rock-Tenn Co., 5.63%, 3/15/13		190	186,200				1,105,181
Sealed Air Corp., 7.88%, 6/15/17 (b)		285	296,981
Solo Cup Co., 10.50%, 11/01/13 (b)		155	164,300	Energy Equipment & Services — 0.9%
				Cie Generale de Geophysique-Veritas,
			4,690,487	9.50%, 5/15/16 (b)		160	168,400
Distributors — 0.6%				Compagnie Generale de Geophysique-Veritas,
American Tire Distributors, Inc.,				7.75%, 5/15/17		350	346,500
6.54%, 4/01/12 (c)		605	515,006	North American Energy Alliance LLC,
Diversified Financial Services — 7.5%				10.88%, 6/01/16 (b)		215	223,600
Axcan Intermediate Holdings, Inc.,				North American Energy Partners, Inc.,
12.75%, 3/01/16		290	317,550	8.75%, 12/01/11		95	93,575
CIT Group Funding Co. of Canada,							832,075
4.65%, 7/01/10 (a)(d)		955	907,219	Food & Staples Retailing — 0.3%
CIT Group, Inc.:				AmeriQual Group LLC, 9.50%, 4/01/12 (b)		125	106,250
0.42%, 3/12/10 (c)		55	36,300	Duane Reade, Inc., 11.75%, 8/01/15 (b)		70	74,550
4.75%, 12/15/10		180	117,499	Rite Aid Corp., 10.25%, 10/15/19 (b)		95	95,475
6.00%, 4/01/36 (a)(d)		160	100,402
FCE Bank Plc:							276,275
7.13%, 1/16/12	EUR	1,000	1,412,783	Food Products — 0.4%
7.13%, 1/15/13		350	484,172	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		310	325,500
GMAC LLC (b):				Health Care Equipment & Supplies — 1.3%
6.00%, 12/15/11	USD	300	281,250	DJO Finance LLC, 10.88%, 11/15/14		625	651,562
2.56%, 12/01/14 (c)		875	673,750	Hologic, Inc., 2.00%, 12/15/37 (e)		640	519,200
6.75%, 12/01/14		610	553,575
8.00%, 11/01/31		540	461,700				1,170,762
Leucadia National Corp.:				Health Care Providers & Services — 1.8%
8.13%, 9/15/15		475	480,938	Community Health Systems, Inc., Series WI,
7.13%, 3/15/17		180	170,100	8.88%, 7/15/15		610	628,300
Reynolds Group DL Escrow, Inc.,				LifePoint Hospitals, Inc., 3.50%, 5/15/14 (e)		40	35,800
7.75%, 10/15/16 (b)(f)		300	296,085	Tenet Healthcare Corp. (b):
Reynolds Group Escrow, Inc., 7.75%, 4/15/10		150	219,377	9.00%, 5/01/15		612	647,190
Southern Star Central Corp., 6.75%, 3/01/16 (b)		180	171,900	10.00%, 5/01/18		252	277,830
			6,684,600				1,589,120
Diversified Telecommunication Services — 4.9%				Hotels, Restaurants & Leisure – 1.8%
Broadview Networks Holdings, Inc.,				American Real Estate Partners LP,
11.38%, 9/01/12		495	460,350	7.13%, 2/15/13		910	894,075
Nordic Telephone Co. Holdings ApS,				Fontainebleau Las Vegas Holdings LLC,
8.88%, 5/01/16 (b)		350	364,000	10.25%, 6/15/15 (a)(b)(d)		130	4,550
Qwest Communications International, Inc.:				Greektown Holdings, LLC,
8.00%, 10/01/15 (b)		200	198,500	10.75%, 12/01/13 (a)(b)(d)		205	41,000
3.50%, 11/15/25 (e)		350	347,813	Harrahs Operating Co., Inc.,
Series B, 7.50%, 2/15/14		1,045	1,024,100	10.00%, 12/15/15 (b)		50	39,250
Qwest Corp.:				Little Traverse Bay Bands of Odawa Indians,
7.50%, 10/01/14		625	631,250	10.25%, 2/15/14 (a)(b)(d)		390	122,850
8.38%, 5/01/16 (b)		300	309,750	Mashantucket Western Pequot Tribe, Series A,
Wind Acquisition Finance SA,				8.50%, 11/15/15 (b)		20	6,400
10.75%, 12/01/15 (b)		600	648,000	Scientific Games Corp., 0.75%, 12/01/24 (e)		140	137,025
Windstream Corp.:				Shingle Springs Tribal Gaming Authority,
8.13%, 8/01/13		150	155,625	9.38%, 6/15/15 (b)		10	7,100
8.63%, 8/01/16		200	205,500	Snoqualmie Entertainment Authority,
			4,344,888	4.68%, 2/01/14 (b)(c)		65	32,500
				Travelport LLC, 9.88%, 9/01/14		80	78,800
Electric Utilities — 1.2%				Tropicana Entertainment LLC, Series WI,
Edison Mission Energy, 7.20%, 5/15/19		45	35,887	9.63%, 12/15/14 (a)(d)		25	31
Elwood Energy LLC, 8.16%, 7/05/26		117	104,567	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(d)		485	101,850
IPALCO Enterprises, Inc.:				Waterford Gaming LLC, 8.63%, 9/15/14 (b)		232	132,240
8.63%, 11/14/11		150	154,125
7.25%, 4/01/16 (b)		150	151,125				1,597,671
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES				OCTOBER 31, 2009			19

Schedule of Investments (continued)						High Income Portfolio
				(Percentages shown are based on Net Assets)
		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value
Household Durables — 1.7%				Machinery — 1.9%
Ashton Woods USA LLC, 0.00%, 6/30/15 (b)	USD	387	$ 77,480	ESCO Corp., 8.63%, 12/15/13 (b)	USD	615	$ 607,313
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		485	509,250	Navistar International Corp.:
Jarden Corp., 8.00%, 5/01/16		95	97,850	3.00%, 10/15/14 (e)		190	178,838
K Hovnanian Enterprises, Inc.,				8.25%, 11/01/21		400	390,500
10.63%, 10/15/16 (b)		300	298,500	RBS Global, Inc., 8.88%, 9/01/16		70	60,200
KB Home:				Titan International, Inc., 8.00%, 1/15/12		430	408,500
6.38%, 8/15/11		14	14,035				1,645,351
9.10%, 9/15/17		80	83,200
Pulte Homes, Inc., 6.38%, 5/15/33		30	23,700	Marine — 0.9%
Standard Pacific Escrow LLC,				Horizon Lines, Inc., 4.25%, 8/15/12 (e)		600	473,250
10.75%, 9/15/16 (b)		160	156,800	Navios Maritime Holdings, Inc.:
Stanley-Martin Communities LLC,				9.50%, 12/15/14		43	42,140
9.75%, 8/15/15 (a)(d)		700	210,000	8.88%, 11/01/17 (b)(f)		190	192,850
				Trico Shipping AS, 11.88%, 11/01/14 (b)		125	127,813
			1,470,815
							836,053
IT Services — 1.7%
Alliance Data Systems Corp.,				Media — 8.4%
1.75%, 8/01/13 (e)		540	510,300	Affinion Group, Inc.:
First Data Corp.:				10.13%, 10/15/13		335	343,375
9.88%, 9/24/15		275	253,687	10.13%, 10/15/13 (h)		160	164,000
11.25%, 3/31/16		785	706,500	CCO Holdings LLC, 8.75%, 11/15/13 (a)(d)		90	98,325
				CSC Holdings, Inc.:
			1,470,487	6.75%, 4/15/12		200	208,000
Independent Power Producers & Energy Traders — 4.5%				Series B, 7.63%, 4/01/11		60	62,250
The AES Corp., 8.75%, 5/15/13 (b)		200	204,500	Cablevision Systems Corp., Series B,
AES Eastern Energy LP, Series 99-B,				8.00%, 4/15/12		425	446,250
9.67%, 1/02/29		250	215,000	Catalina Marketing Corp.,
Calpine Construction Finance Co. LP,				10.50%, 10/01/15 (b)(h)		410	415,125
8.00%, 6/01/16 (b)		525	532,875	Charter Communications Holdings II, LLC (a)(d):
Dynegy Holdings, Inc., 8.38%, 5/01/16		180	167,850	10.25%, 9/15/10		320	387,200
Energy Future Holdings Corp.,				Series B, 10.25%, 9/15/10		305	367,525
11.25%, 11/01/17 (h)		1,374	801,113	Charter Communications Operating, LLC,
NRG Energy, Inc.:				10.00%, 4/30/12 (b)		70	71,050
7.25%, 2/01/14		90	89,325	EchoStar DBS Corp., 7.00%, 10/01/13		515	515,000
7.38%, 2/01/16		1,075	1,068,281	Harland Clarke Holdings Corp.:
8.50%, 6/15/19		475	480,937	6.00%, 5/15/15 (c)		60	48,750
Texas Competitive Electric Holdings Co., LLC:				9.50%, 5/15/15 (b)		70	63,875
10.50%, 11/01/16 (h)		519	289,646	Intelsat Subsidiary Holding Co. Ltd.:
Series B, 10.25%, 11/01/15 (f)(i)		160	113,600	8.50%, 1/15/13		170	170,637
			3,963,127	8.88%, 1/15/15 (b)		130	130,487
				Intelstat Corp.:
Industrial Conglomerates — 1.5%				9.25%, 8/15/14		400	407,000
Icahn Enterprises LP, 4.00%, 8/15/13 (c)(e)		135	110,700	9.25%, 6/15/16		180	183,095
Sequa Corp. (b):				Liberty Media Corp., 3.13%, 3/30/23 (e)		175	172,375
11.75%, 12/01/15		570	484,500	Lighthouse International Co. SA:
13.50%, 12/01/15 (h)		1,027	742,121	8.00%, 4/30/14 (b)	EUR	50	47,093
			1,337,321	8.00%, 4/30/14 (h)		150	141,277
Insurance — 0.1%				Lions Gate Entertainment, Inc.,
USI Holdings Corp., 4.32%, 11/15/14 (b)(c)		100	82,500	10.25%, 11/01/16 (b)	USD	125	122,500
				Local Insight Regatta Holdings, Inc.,
Leisure Equipment & Products — 0.2%				11.00%, 12/01/17		179	87,710
Brunswick Corp., 11.25%, 11/01/16 (b)		155	168,950	Mediacom Broadband LLC, 8.50%, 10/15/15		80	80,800
Life Sciences Tools & Services — 0.3%				NTL Cable Plc, 8.75%, 4/15/14		25	25,500
Bio-Rad Laboratories, Inc., 7.50%, 8/15/13		250	253,750	Nielsen Finance LLC:
				11.63%, 2/01/14		260	277,550
				10.00%, 8/01/14		145	149,350
				18.22%, 8/01/16 (i)		40	34,650
See Notes to Financial Statements.
20	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009

Schedule of Investments (continued)						High Income Portfolio
				(Percentages shown are based on Net Assets)
		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value
Media (concluded)				Oil, Gas & Consumable Fuels (concluded)
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(e) USD		196	$ 176,516	Cimarex Energy Co., 7.13%, 5/01/17	USD	420	$ 405,300
Rainbow National Services LLC,				Concho Resources, Inc., 8.63%, 10/01/17		120	123,600
10.38%, 9/01/14 (b)		296	310,800	Connacher Oil and Gas Ltd.,
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,150	1,086,750	10.25%, 12/15/15 (b)		455	391,300
Unitymedia Hessen GmbH & Co. KG,				Corral Finans AB, 5.28%, 4/15/10 (b)(h)		67	53,333
3.60%, 4/15/13 (h)	EUR	150	211,917	Denbury Resources, Inc.:
Virgin Media, Inc., 6.50%, 11/15/16 (b)(e)	USD	420	444,150	7.50%, 12/15/15		110	110,000
			7,450,882	9.75%, 3/01/16		330	353,925
				EXCO Resources, Inc., 7.25%, 1/15/11		405	402,975
Metals & Mining — 5.5%				El Paso Corp.:
Aleris International, Inc. (a)(d):				8.25%, 2/15/16		280	289,855
9.00%, 12/15/14		495	1,237	7.00%, 6/15/17		500	500,180
10.00%, 12/15/16		425	3,719	Encore Acquisition Co., 6.00%, 7/15/15		240	224,400
Arch Western Finance LLC, 6.75%, 7/01/13		505	487,324	Forest Oil Corp.:
Drummond Co., Inc. (b):				8.50%, 2/15/14 (b)		325	329,875
9.00%, 10/15/14		300	303,000	7.25%, 6/15/19		150	139,875
7.38%, 2/15/16		390	356,850	Massey Energy Co., 3.25%, 8/01/15 (e)		635	509,588
Evraz Group SA (b):				Newfield Exploration Co., 6.63%, 4/15/16		130	128,050
8.88%, 4/24/13		280	274,050	OPTI Canada, Inc.:
9.50%, 4/24/18		180	177,300	7.88%, 12/15/14		250	195,000
FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		500	548,750	8.25%, 12/15/14		405	317,925
Foundation PA Coal Co., 7.25%, 8/01/14		200	200,750	Peabody Energy Corp., 7.38%, 11/01/16		180	181,800
Murray Energy Corp., 10.25%, 10/15/15 (b)		225	222,750	Petrobras International Finance Co.,
Novelis, Inc.:				6.88%, 1/20/40		200	199,800
7.25%, 2/15/15		275	246,813	Petrohawk Energy Corp.:
11.50%, 2/15/15 (b)		170	176,800	10.50%, 8/01/14		285	310,650
RathGibson, Inc., 11.25%, 2/15/14 (a)(d)		255	92,438	7.88%, 6/01/15		415	419,150
Ryerson, Inc.:				Range Resources Corp., 6.38%, 3/15/15		160	156,800
7.66%, 11/01/14 (c)		180	154,800	Roseton-Danskammer 2001 Series B,
12.00%, 11/01/15		85	83,300	7.67%, 11/08/16		450	427,500
Steel Dynamics, Inc.:				Sabine Pass LNG LP, 7.50%, 11/30/16		130	109,850
7.38%, 11/01/12		465	466,744	SandRidge Energy, Inc.:
8.25%, 4/15/16 (b)		50	50,250	8.63%, 4/01/15 (h)		25	25,187
Teck Resources Ltd.:				8.00%, 6/01/18 (b)		400	396,000
10.25%, 5/15/16		130	149,825	Southwestern Energy Co., 7.50%, 2/01/18		200	205,500
10.75%, 5/15/19		505	588,325	Swift Energy Co., 7.13%, 6/01/17		475	432,250
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		260	259,350
							8,724,605
			4,844,375
				Paper & Forest Products — 5.1%
Multi-Utilities — 0.2%				Ainsworth Lumber Co. Ltd.,
CMS Energy Corp., 8.75%, 6/15/19		135	148,612	11.00%, 7/29/15 (b)(h)		386	220,960
Multiline Retail — 0.2%				Boise Cascade LLC, 7.13%, 10/15/14		90	74,700
Dollar General Corp.:				Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		145	146,450
10.63%, 7/15/15		28	30,660	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		165	179,850
11.88%, 7/15/17 (h)		125	134,760	Domtar Corp., 5.38%, 12/01/13		80	76,200
			165,420	Georgia-Pacific Corp., 8.13%, 5/15/11		180	187,200
				Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		485	514,100
Oil, Gas & Consumable Fuels — 9.9%				NewPage Corp.:
Arch Coal, Inc., 8.75%, 8/01/16 (b)		185	189,625	10.00%, 5/01/12		365	239,075
Atlas Energy Operating Co. LLC,				11.38%, 12/31/14 (b)		1,870	1,865,325
12.13%, 8/01/17		190	207,100	Norske Skog Canada Ltd., 7.38%, 3/01/14		100	49,000
Atlas Energy Resources LLC,				Verso Paper Holdings LLC Series B:
10.75%, 2/01/18 (b)		80	84,800	11.50%, 7/01/14 (b)		145	154,425
Atlas Pipeline Partners LP, 8.75%, 6/15/18		155	124,000	4.03%, 8/01/14 (c)		200	131,000
Berry Petroleum Co., 8.25%, 11/01/16		175	170,187	Series B, 9.13%, 8/01/14		570	473,100
Bill Barrett Corp., 9.88%, 7/15/16		100	106,000	Series B, 11.38%, 8/01/16		260	169,000
Chesapeake Energy Corp.:
9.50%, 2/15/15		100	108,250				4,480,385
6.38%, 6/15/15		140	133,350
2.25%, 12/15/38 (e)		350	261,625
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES				OCTOBER 31, 2009			21

Schedule of Investments (continued)						High Income Portfolio
				(Percentages shown are based on Net Assets)
		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value
Pharmaceuticals — 0.8%				Wireless Telecommunication Services (concluded)
Angiotech Pharmaceuticals, Inc.,				Orascom Telecom Finance SCA,
4.11%, 12/01/13 (c)	USD	475	$ 394,250	7.88%, 2/08/14 (b)	USD	100	$ 94,500
Elan Corp. Plc, 8.75%, 10/15/16 (b)		285	264,337	Sprint Capital Corp., 6.88%, 11/15/28		225	168,750
Elan Finance Plc, 8.88%, 12/01/13		75	73,125				5,048,950
Valeant Pharmaceuticals International,
8.38%, 6/15/16 (b)		10	10,225	Total Corporate Bonds — 89.3%			79,017,939
			741,937
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16		75	75,375	Floating Rate Loan Interests (c)
Real Estate Investment Trusts (REITs) — 0.2%				Auto Components — 1.1%
iStar Financial, Inc. Series B, 5.13%, 4/01/11		100	64,000	Allison Transmission, Inc., Term Loan,
Rouse Co. LP, 5.38%, 11/26/13 (a)(d)		90	79,200	3.00% – 3.04%, 8/07/14		246	219,649
			143,200	Dana Holding Corp., Term Advance,
				7.25%, 1/31/15		845	744,432
Real Estate Management & Development — 0.4%
Realogy Corp.:							964,081
10.50%, 4/15/14		195	139,425	Chemicals — 1.1%
12.38%, 4/15/15		401	216,540	PQ Corp. (fka Niagara Acquisition, Inc.):
			355,965	Loan (Second Lien), 6.75%, 7/30/15		750	613,125
				Original Term Loan (First Lien),
Semiconductors & Semiconductor				3.50% – 3.75%, 7/30/14		247	219,225
Equipment — 0.6%				Solutia Inc., Loan, 7.25%, 2/28/14		166	168,737
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(d)		510	535,500
							1,001,087
Software — 0.0%
BMS Holdings, Inc., 8.35%, 2/15/12 (b)(c)(h)		145	243	Consumer Finance — 0.4%
				DaimlerChrysler Financial Services Americas LLC
Specialty Retail — 0.9%				Term Loan (First Lien), 4.25%, 8/03/12		375	358,125
Asbury Automotive Group, Inc.:
8.00%, 3/15/14		200	191,000	Diversified Financial Services — 1.0%
7.63%, 3/15/17		90	81,000	CIT Group, Term Loan A, 9.75%, 1/20/12		874	864,714
General Nutrition Centers, Inc., 10.75%, 3/15/15		100	100,750	Food & Staples Retailing — 0.6%
Group 1 Automotive, Inc., 2.25%, 6/15/36 (i)		185	140,138	Rite Aid Corp., Tranche 4 Term Loan,
United Auto Group, Inc., 7.75%, 12/15/16		295	284,675	9.50%, 6/10/15		550	566,729
			797,563	Hotels, Restaurants & Leisure — 0.6%
Textiles, Apparel & Luxury Goods — 0.4%				Travelport LLC (fka Travelport Inc.), Loan,
Levi Strauss & Co., 8.63%, 4/01/13	EUR	250	364,233	8.28%, 3/27/12		564	507,846
Thrifts & Mortgage Finance — 0.9%				Independent Power Producers & Energy
Residential Capital Corp., 8.38%, 6/30/10	USD	1,055	796,525	Traders — 1.3%
				Dynegy Holdings Inc.:
Tobacco — 0.4%				Term Letter of Credit Facility Term Loan,
Vector Group Ltd., 11.00%, 8/15/15		350	353,500	4.00%, 4/02/13		168	161,039
Wireless Telecommunication Services — 5.7%				Tranche B Term Loan, 4.00%, 4/02/13		7	6,553
Cricket Communications, Inc.:				Texas Competitive Electric Holdings Co., LLC (TXU):
9.38%, 11/01/14		365	354,050	Initial Tranche B-1 Term Loan,
10.00%, 7/15/15		595	584,587	3.74% – 3.78%, 10/10/14		89	68,662
7.75%, 5/15/16 (b)		210	209,475	Initial Tranche B-2 Term Loan,
Crown Castle International Corp., 9.00%, 1/15/15		60	63,300	3.74% – 3.78%, 10/10/14		245	189,377
Digicel Group Ltd. (b):				Initial Tranche B-3 Term Loan,
8.88%, 1/15/15		465	441,750	3.74% – 3.78%, 10/10/14		908	695,293
9.13%, 1/15/15 (h)		470	444,150				1,120,924
FiberTower Corp. (e):
9.00%, 11/15/12		53	45,958	Machinery — 0.2%
11.00%, 11/15/12 (b)		169	147,067	Accuride Debtor in Possession Term Loan,
iPCS, Inc., 2.41%, 5/01/13 (c)		610	533,750	7.74%, 10/07/10		92	92,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		950	957,125	Accuride Term Loan, 6.00%, 1/31/12		125	123,867
Nextel Communications, Inc.:							215,867
Series E, 6.88%, 10/31/13 (h)		1,020	943,500	Media — 1.3%
Series F, 5.95%, 3/15/14		70	60,988	HMH Publishing Co., Ltd.:
				Mezzanine, 17.50%, 11/14/14		236	64,979
				Tranche A Term Loan, 5.28%, 6/12/14		441	380,325
See Notes to Financial Statements.
22	MANAGED ACCOUNT SERIES			OCTOBER 31, 2009

Schedule of Investments (continued)										High Income Portfolio
								(Percentages shown are based on Net Assets)
		Par
Floating Rate Loan Interests (c)		(000)	Value
Media (concluded)				(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
Newsday, LLC, Fixed Rate Term Loan,					These securities may be resold in transactions exempt from registration to quali-
9.75%, 8/01/13	USD	500	$ 523,334		fied institutional investors.
Nielsen Co., Term Loan B, 3.99%, 5/01/16		128	119,986	(c) Variable rate security. Rate shown is as of report date.
Nielsen Finance LLC, Dollar Term Loan,				(d) Issuer filed for bankruptcy and/or is in default of interest payments.
2.24%, 8/09/13		62	57,148
				(e) Convertible security.
			1,145,772
				(f) When-issued security.
Metals & Mining — 0.2%
RathGibson, Inc., Loan Debtor in Posession,											Unrealized
10.50% – 10.75%, 2/10/10		211	210,514						Market		Appreciation
					Counterparty					Value	(Depreciation)
Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term Loan,					Bank of America				$ 353,412		$ 4,606
2.24% – 2.32%, 4/06/13		50	42,434		Credit Suisse International				$ 296,085		—
					JPMorgan Chase Bank NA				$ 174,250		$ 6,363
Real Estate Management & Development — 0.3%					Morgan Stanley Capital Services, Inc.				$ 378,600		$ (2,424)
Realogy Corp., Second Lien Term Loan,
13.50%, 10/15/17		250	256,458	(g) Represents a zero-coupon bond. Rate shown refelects the current yield as of
Semiconductors & Semiconductor					report date.
Equipment — 0.1%				(h) Represents a payment-in-kind security which may pay interest/dividends in
Freescale Semiconductor, Inc., Term Loan B,					additional par/shares.
2.00%, 12/02/13		100	81,000	(i) Represents a step-up bond that pays an initial coupon rate for the first period
Specialty Retail — 0.2%					and then a higher coupon rate for the following periods. Rate shown reflects the
Claire’s Stores, Term Loan B, 3.03%, 5/29/14		115	89,880		current yield as of report date.
New Look Group Plc, 9.57%, 11/30/15 (h)	GBP	100	141,148	(j) Other interests represent beneficial interest in liquidation trusts and other
					reorganization entities and are non-income producing.
			231,028
				(k) Amount is less than $1,000.
Total Floating Rate Loan Interests — 8.5%			7,566,579
				(l) Warrants entitle the Portfolio to purchase a predetermined number of shares
					of common stock and are non-income producing. The purchase price and
					number of shares are subject to adjustment under certain conditions until the
	Beneficial				expiration date.
		Interest
Other Interests (j)		(000)		•	Investments in companies considered to be an affiliate of the Portfolio, for
					purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
Auto Components — 1.0%					as follows:
Delphi Debtor in Possession Hold Co. LLP
Class B Membership Interests	USD	—(k)	890,128						Net
					Affiliate				Activity		Income
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		90	9		BlackRock Liquidity Funds,
Total Other Interests — 1.0%			890,137		TempFund, Institutional Class				$(628,303)		$ 838
				•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to
					any one or more of the industry sub-classifications used by one or more widely
					recognized market indexes or ratings group indexes, and/or as defined by
Warrants (l)		Shares			Portfolio management. This definition may not apply for purposes of this report,
Hotels, Restaurants & Leisure — 0.0%					which may combine industry sub-classifications for reporting ease.
Buffets Restaurants Holdings, Inc. (expires 4/29/14)		76	1	•	Foreign currency exchange contracts as of October 31, 2009 were as follows:
Total Warrants — 0.0%			1								Unrealized
Total Investments (Cost — $89,159,218*) — 99.0%			87,635,578		Currency		Currency			Settlement	Appreciation
Other Assets Less Liabilities — 1.0%			859,375		Purchased			Sold	Counterparty	Date	(Depreciation)
Net Assets — 100.0%			$ 88,494,953		EUR	98,000	USD	145,373 Citibank NA		11/02/09	$ (1,152)
					EUR 2,239,000 USD 3,273,272				Citibank NA	11/18/09	(21,600)
* The cost and unrealized appreciation (depreciation) of investments as of					EUR	24,500	USD	36,401	Deutsche
October 31, 2009, as computed for federal income tax purposes, were									Bank AG	11/18/09	347
as follows:					GBP	87,000	USD	142,595	Deutsche
									Bank AG	1/27/10	(122)
Aggregate cost			$ 89,747,359		USD	116,455	CAD 121,000 Goldman Sachs
Gross unrealized appreciation			$ 4,776,309						Group, Inc.	1/27/10	4,625
Gross unrealized depreciation			(6,888,090)		Total						$ (17,902)
Net unrealized depreciation			$ (2,111,781)
(a) Non-income producing security.
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES								OCTOBER 31, 2009			23

Schedule of Investments (concluded) High Income Portfolio

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Portfolio's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other signifi-
cant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.
The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio's investments:

	Investments in
Valuation Inputs		Securities
		Assets
Level 1
Long-Term Investments:
Common Stocks	$ 78,985
Total Level 1		78,985
Level 2
Long-Term Investments:
Common Stocks		81,935
Corporate Bonds		78,481,720
Floating Rate Loan Interests		3,857,418
Total Level 2		82,421,073
Level 3
Long-Term Investments:
Common Stocks		2
Corporate Bonds		536,219
Floating Rate Loan Interests		3,709,161
Other Interests		890,137
Warrants		1
Total Level 3		5,135,520
Total	$ 87,635,578
	Other Financial
Valuation Inputs	Instruments[1]
	Assets	Liabilities
Level 1	—	—
Level 2	$ 4,972 $	(22,874)
Level 3	—	(26,724)
Total	$ 4,972 $	(49,598)
[1] Other financial instruments are foreign currency exchange contracts and unfunded loan commitments which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities
			Common	Corporate	Floating Rate	Other
			Stocks	Bonds	Loan Interests	Interests	Warrants	Total
	Balance, as of April 30, 2009		—	$ 303,037	$ 1,949,507	—	—	$ 2,252,544
	Realized gain (loss)		—	—	(972,419)	—	—	(972,419)
	Change in unrealized appreciation/depreciation[2]		—	131,776	2,999,655	—	—	3,131,431
	Net purchases (sales)		—	659	(1,666,036)	—	—	(1,665,377)
	Net transfers in/out of Level 3	$ 2		100,747	1,398,454	$ 890,137	$ 1	2,389,341
	Balance, as of October 31, 2009	$ 2		$ 536,219	$ 3,709,161	$ 890,137	$ 1	$ 5,135,520
[2] Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.
The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:
Other Financial
Instruments[3]
Liabilities
	Balance, as of April 30, 2009	—
	Realized gain (loss)	—
	Change in unrealized appreciation/depreciation	—
	Net purchases (sales)	—
	Net transfers in/out of Level 3	$ (26,724)
	Balance, as of October 31, 2009	$ (26,724)
[3] Other financial instruments are unfunded loan commitments.
See Notes to Financial Statements.
24	MANAGED ACCOUNT SERIES				OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)				Global SmallCap Portfolio
				(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Australia — 2.3%			France (concluded)
CFS Retail Property Trust	525,602	$ 903,135	Scor SE	45,625	$ 1,161,196
Cochlear Ltd.	12,600	722,025	UBISOFT Entertainment (a)	32,000	504,313
Goodman Fielder Ltd.	489,800	702,597			3,559,080
Mount Gibson Iron Ltd.	112,000	118,310
Paladin Resources Ltd. (a)	86,400	312,586	Germany — 4.0%
			Deutsche Euroshop AG	20,100	686,046
		2,758,653	GEA Group AG	36,650	691,610
Austria — 0.8%			Gerresheimer AG	25,300	718,637
Intercell AG (a)	12,200	471,327	Paion AG (a)	62,350	144,527
Schoeller-Bleckmann Oilfield Equipment AG	10,300	480,111	Rheinmetall AG	22,050	1,198,611
		951,438	Salzgitter AG	6,700	602,331
			Symrise AG	48,300	875,715
Bermuda — 2.2%
Lazard Ltd., Class A	25,320	955,830			4,917,477
PartnerRe Ltd.	12,300	940,704	Hong Kong — 0.7%
Ports Design Ltd.	287,800	775,588	Clear Media Ltd. (a)	487,000	215,873
		2,672,122	Lu Ning Co. Ltd.	240,400	652,227
Brazil — 0.8%					868,100
Lupatech SA (a)	27,900	423,505	India — 1.0%
Santos Brasil Participacoes SA	69,800	543,232	Container Corp. of India	20,300	472,792
		966,737	Steel Authority of India	61,200	211,705
			United Phosphorus Ltd.	169,800	506,931
Canada — 4.7%
Agnico-Eagle Mines Ltd.	14,550	778,861			1,191,428
Biovail Corp.	34,500	464,370	Indonesia — 0.1%
DiagnoCure, Inc. (a)	619,350	566,662	Perusahaan Gas Negara Tbk PT	334,800	124,574
Dollarama, Inc.	8,000	142,692	Ireland — 0.9%
Dollarama, Inc. (b)	26,300	469,100	Ryanair Holdings Plc (a) — ADR	42,500	1,158,975
Eastern Platinum Ltd.	248,800	165,552
Eldorado Gold Corp. (a)	74,700	832,570	Israel — 1.2%
Inmet Mining Corp.	16,000	847,872	NICE Systems Ltd. (a) — ADR	33,100	1,025,107
Lundin Mining Corp. (a)	216,600	870,764	Strauss-Elite Ltd.	35,100	454,961
Taseko Mines Ltd. (a)	208,700	567,664			1,480,068
		5,706,107	Italy — 1.5%
Cayman Islands — 1.3%			Credito Emiliano SpA (a)	61,492	401,075
Melco Crown Entertainment Ltd. (a) — ADR	68,750	341,000	DiaSorin SpA	18,800	688,159
Ming Fai International Holdings Ltd.	2,428,500	376,016	Iride SpA	260,400	480,416
Parkson Retail Group Ltd.	366,100	592,703	Milano Assicurazioni SpA	68,200	224,401
Polarcus Ltd. (a)	375,400	229,466			1,794,051
		1,539,185	Japan — 6.9%
China — 1.8%			Advantest Corp.	16,200	357,801
Duoyuan Global Water, Inc. (a)(c) — ADR	13,400	439,252	Asics Corp.	55,150	491,601
Mindray Medical International Ltd. — ADR	10,600	325,738	Don Quijote Co., Ltd.	24,500	654,755
Shenguan Holdings Group Ltd.	440,000	261,155	Fukuoka Financial Group, Inc.	196,800	719,577
Shenzhen Expressway Co., Ltd.	1,092,500	524,385	Hisaka Works Ltd.	42,100	440,526
WuXi PharmaTech Cayman, Inc. (a) — ADR	49,700	637,651	Jupiter Telecommunications Co., Ltd.	610	557,563
			Koito Manufacturing Co., Ltd.	43,900	629,322
		2,188,181	Komori Corp.	30,100	356,033
Denmark — 1.1%			Kureha Chemical Industry Co., Ltd.	53,100	286,424
TrygVesta A/S	13,375	963,739	Megmilk Snow Brand Co., Ltd.	3,800	74,932
Vestas Wind Systems A/S (a)	6,350	445,367	Makita Corp.	11,500	381,110
		1,409,106	NGK Insulators Ltd.	27,600	619,067
			Nippon Building Fund, Inc.	54	442,639
Finland — 0.7%			Osaka Securities Exchange Co., Ltd.	191	916,578
Ramirent Oyj	83,650	832,041	PanaHome Corp.	39,500	247,352
France — 2.9%			Santen Pharmaceutical Co., Ltd.	11,200	383,047
Bonduelle SA	12,300	1,410,115	Suruga Bank Ltd.	28,200	254,780
Bourbon SA	4,300	178,833	Toyo Suisan Kaisha, Ltd.	23,000	601,839
Eurofins Scientific SA	6,700	304,623			8,414,946
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		25

Schedule of Investments (continued)				Global SmallCap Portfolio
			(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Malaysia — 0.4%			United States — 44.0%
AirAsia Bhd (a)	1,147,750	$ 451,289	A123 Systems, Inc. (a)	6,200	$ 121,892
Mexico — 0.3%			ADC Telecommunications, Inc. (a)	38,700	251,163
Embotelladoras Arca SA de CV	148,950	374,525	AMB Property Corp.	13,900	305,522
			Abercrombie & Fitch Co., Class A	1,600	52,512
Netherlands — 0.3%			Acadia Realty Trust	20,800	330,720
Fugro NV	6,600	367,610	Advanced Energy Industries, Inc. (a)	56,600	691,086
Norway — 1.8%			Alexion Pharmaceuticals, Inc. (a)	11,500	510,715
Golden Ocean Group Ltd. (a)	444,200	609,086	Alpha Natural Resources, Inc. (a)	15,300	519,741
Sevan Marine ASA	168,300	270,450	Arch Capital Group Ltd. (a)	9,300	626,541
Songa Offshore SE (a)	110,400	551,129	Autoliv, Inc.	10,700	359,306
TGS Nopec Geophysical Co. ASA (a)	49,900	756,757	BJ’s Restaurants, Inc. (a)(c)	25,550	407,778
		2,187,422	BMC Software, Inc. (a)	13,400	497,944
			BancorpSouth, Inc.	20,400	460,632
Singapore — 2.0%			Bank of Hawaii Corp.	17,000	754,800
Avago Technologies Ltd. (a)	56,000	840,000	Blackboard, Inc. (a)	26,600	943,502
CapitaMall Trust	221,000	248,244	BorgWarner, Inc.	10,375	314,570
Cityspring Infrastructure Trust	1,931,500	788,995	Brooks Automation, Inc. (a)	87,800	604,064
Olam International Ltd. (a)	47,100	90,413	Burger King Holdings, Inc.	14,250	244,530
Straits Asia Resources Ltd.	194,200	248,245	Cadence Design Systems, Inc. (a)	97,250	594,197
UOL Group Ltd.	121,700	290,341	CardioNet, Inc. (a)	34,900	206,259
		2,506,238	Celanese Corp., Series A	31,700	870,165
Spain — 1.0%			Ciena Corp. (a)	43,300	507,909
Bolsas y Mercados Espanoles	5,600	186,687	Citrix Systems, Inc. (a)	15,700	577,132
Laboratorios Farmaceuticos Rovi SA	92,000	1,039,657	Cliffs Natural Resources, Inc.	14,700	522,879
			ComScore, Inc. (a)	25,950	397,813
		1,226,344	Commercial Vehicle Group, Inc. (a)	53,200	251,636
Sweden — 1.0%			Conceptus, Inc. (a)	10,900	191,186
Axfood AB	11,700	349,098	Core Laboratories NV	2,400	250,320
Swedish Match AB	40,000	820,945	Corporate Office Properties Trust	13,000	431,470
		1,170,043	Covanta Holding Corp. (a)	37,950	651,981
			Cullen/Frost Bankers, Inc.	23,500	1,099,565
Switzerland — 1.0%			DSP Group, Inc. (a)	105,900	612,102
Addex Pharmaceuticals Ltd. (a)	4,100	131,332	Delta Air Lines, Inc. (a)	43,300	309,162
Aryzta AG (a)	7,800	306,185	Digital Realty Trust, Inc.	14,300	645,359
Foster Wheeler AG (a)	12,450	348,475	Drew Industries, Inc. (a)	27,400	524,436
Rieter Holding AG	1,831	409,985	Electronics for Imaging, Inc. (a)	65,700	766,062
		1,195,977	EnergySolutions, Inc.	54,100	451,194
Thailand — 0.3%			FTI Consulting, Inc. (a)	13,450	548,894
Mermaid Maritime Pcl (a)	703,800	404,977	Fidelity National Title Group, Inc., Class A	56,500	766,705
			Guess?, Inc.	28,250	1,032,538
United Kingdom — 8.5%			Home Properties, Inc.	7,700	301,686
Amlin Plc	186,434	1,079,109	IDEX Corp.	32,200	915,446
Antofagasta Plc	23,100	291,046	IHS, Inc., Class A (a)	3,800	196,688
Britvic Plc	120,800	690,797	IPC The Hospitalist Co., Inc. (a)	28,300	857,490
Cairn Energy Plc (a)	12,200	526,186	ITC Holdings Corp.	15,800	701,836
Charter International Plc	71,700	815,385	Integrated Device Technology, Inc. (a)	45,050	264,894
Dairy Crest Group Plc	39,100	256,311	Intersil Corp., Class A	78,400	983,920
Dana Petroleum Plc (a)	8,800	184,116	j2 Global Communications, Inc. (a)	41,400	846,630
EasyJet Plc (a)	99,850	587,783	JDS Uniphase Corp. (a)	134,200	750,178
Game Group Plc	93,650	227,254	K-Swiss, Inc., Class A	18,200	148,512
Group 4 Securicor Plc	212,300	877,706	Kinetic Concepts, Inc. (a)	16,600	550,954
Halfords Group Plc	109,750	703,711	LKQ Corp. (a)	45,700	789,239
Hikma Pharmaceuticals Plc	89,500	691,742	Landstar System, Inc.	16,600	584,984
Intertek Group Plc	31,100	638,962	Linear Technology Corp.	16,500	427,020
Kesa Electricals Plc	386,200	839,079	The Macerich Co.	20,318	605,476
QinetiQ Plc	289,400	777,806	Manpower, Inc.	6,800	322,388
Rexam Plc	185,290	839,034	Maxim Integrated Products, Inc.	42,500	708,475
Rightmove Plc	43,000	370,955	Mentor Graphics Corp. (a)	77,300	564,290
		10,396,982
See Notes to Financial Statements.
26	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Schedule of Investments (continued)				Global SmallCap Portfolio
			(Percentages shown are based on Net Assets)
				Par
Common Stocks	Shares	Value	Short-Term Securities	(000)	Value
United States (concluded)			Time Deposits — 0.9%
Merit Medical Systems, Inc. (a)	55,600	$ 944,088	Brown Brothers Harriman & Co.,
MoSys, Inc. (a)	51,850	122,366	0.03%, 11/02/09 (e)	$ 1,062	$ 1,062,053
Nektar Therapeutics (a)	45,600	370,272		Beneficial
Nordson Corp.	10,600	559,362		Interest
Northeast Utilities Inc.	9,500	218,975		(000)
Nuance Communications, Inc. (a)	61,500	806,265
ON Semiconductor Corp. (a)	121,600	813,504	Money Market Fund — 0.7%
PMC-Sierra, Inc. (a)	111,100	946,572	BlackRock Liquidity Series, LLC
Packaging Corp. of America	38,700	707,436	Money Market Series, 0.33% (c)(e)(f)	837	837,950
People’s United Financial, Inc.	41,300	662,039	Total Short-Term Securities
PetroHawk Energy Corp. (a)	61,200	1,439,424	(Cost — $1,900,003) — 1.6%		1,900,003
Phase Forward, Inc. (a)	3,900	51,129	Total Investments (Cost — $105,231,313*) — 97.1%		118,448,734
Phillips-Van Heusen Corp.	29,300	1,176,395	Other Assets Less Liabilities — 2.9%		3,591,912
Plains Exploration & Production Co. (a)	10,600	280,900
Polycom, Inc. (a)	37,950	814,787	Net Assets — 100.0%		$122,040,646
Priceline.com, Inc. (a)	1,525	240,630
Pride International, Inc. (a)	9,800	289,688	* The cost and unrealized appreciation (depreciation) of investments as of
ProAssurance Corp. (a)	6,000	301,680	October 31, 2009, as computed for federal income tax purposes, were
Regis Corp.	31,750	515,620	as follows:
RenaissanceRe Holdings Ltd.	7,200	378,000	Aggregate cost		$109,090,599
Silgan Holdings, Inc.	14,500	779,375	Gross unrealized appreciation		$ 18,801,078
St. Mary Land & Exploration Co.	21,500	733,150	Gross unrealized depreciation		(9,442,943)
Stancorp Financial Group, Inc.	15,800	580,018
Steel Dynamics, Inc.	31,400	420,446	Net unrealized appreciation		$ 9,358,135
Support.com Inc. (a)	229,350	550,440	(a) Non-income producing security.
Sybase, Inc. (a)	26,550	1,050,318
TECO Energy, Inc.	42,300	606,582	(b) Security exempt from registration under Rule 144A of the Securities Act of
Tanger Factory Outlet Centers, Inc.	28,650	1,090,706	1933. These securities may be resold in transactions exempt from registration
Terex Corp. (a)	13,400	270,948	to qualified institutional investors.
Timken Co.	32,000	704,960	(c) Security, or a portion of security, is on loan.
Urban Outfitters, Inc. (a)	41,700	1,308,546	(d) Investments in companies considered to be an affiliate of the Portfolio, for
Ventas, Inc.	3,800	152,494	purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
Vishay Intertechnology, Inc. (a)	71,300	444,199	as follows:
Volcano Corp. (a)	15,100	216,685
The Warnaco Group, Inc. (a)	8,000	324,240		Net
Watsco, Inc.	5,600	286,832	Affiliate	Activity	Income
Whiting Petroleum Corp. (a)	8,500	479,400
Winnebago Industries, Inc.	34,150	392,725	BlackRock Liquidity Funds,
Zoran Corp. (a)	105,550	936,229	TempFund, Institutional Class	—	$ 8,065
			BlackRock Liquidity Series, LLC
		53,693,513	Money Market Series	$ (735,550)	$ 5,576
Total Common Stocks — 95.5%		116,507,189
			(e) Represents the current yield as of report date.
			(f) Security was purchased with the cash collateral from securities loans.
			• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to
Rights			any one or more of the industry sub-classifications used by one or more widely
Thailand — 0.0%			recognized market indices or ratings group indexes, and/or as defined by Series
Mermaid Maritime Pcl (expires 11/13/09)	323,460	41,542	management. This definition may not apply for purposes of this report, which may
			combine industry sub-classifications for reporting ease.
Total Rights — 0.0%		41,542
Total Long-Term Securities
(Cost — 103,331,310) — 95.5%		116,548,731
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		27

Schedule of Investments (continued)											Global SmallCap Portfolio
• Foreign currency exchange contracts as of October 31, 2009 were as follows:
						Unrealized							Unrealized
Currency		Currency			Settlement Appreciation		Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)	Purchased			Sold	Counterparty	Date	(Depreciation)
AUD	37,465	USD	33,713	State Street			USD	8,270	MXN	108,180	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	$ 2					Trust Co.	11/03/09	$ 82
CAD	16,740	USD	14,491	State Street			USD	54,426	NOK	313,526	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	(20)					Trust Co.	11/03/09	727
GBP	22,823	USD	37,498	State Street			USD	28,320	SEK	197,622	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	(40)					Trust Co.	11/03/09	455
JPY 4,225,970		USD	46,468	State Street			USD	232,256	SGD	324,931	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	480					Trust Co.	11/03/09	428
USD	17,409	AUD	19,311 Brown Brothers				AUD	69,811	USD	64,052	State Street
				Harriman							Bank &
				& Co.	11/02/09	26					Trust Co.	11/04/09	(1,240)
USD	294,423	EUR	236,295	State Street			CAD	32,821	USD	30,316	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	(199)					Trust Co.	11/04/09	16
USD	54,955	ILS	206,592	State Street			CHF	313,007	USD	305,319	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	(80)					Trust Co.	11/04/09	(202)
USD	128,634	SGD	180,276	State Street			GBP	30,737	USD	50,509	State Street
				Bank &							Bank &
				Trust Co.	11/02/09	12					Trust Co.	11/04/09	(63)
CAD	33,713	USD	31,632	State Street			JPY 4,101,685		USD	44,913	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	(476)					Trust Co.	11/04/09	655
GBP	36,234	USD	59,921	State Street			USD	4,205	EUR	2,854	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	(455)					Trust Co.	11/04/09	4
USD	58,974	CAD	62,987	State Street			USD	120,945	GBP	73,521	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	763					Trust Co.	11/04/09	281
USD	3,190	CHF	3,253	State Street			USD	514,265	JPY 46,965,541		State Street
				Bank &							Bank &
				Trust Co.	11/03/09	19					Trust Co.	11/04/09	(7,501)
USD	29,612	DKK	148,709	State Street			USD	33,110	SGD	46,332	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	209					Trust Co.	11/04/09	52
USD	340,833	EUR	236,328	State Street			JPY 8,656,615		USD	95,063	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	2,515					Trust Co.	11/05/09	1,110
USD	10,932	GBP	6,602 Brown Brothers				USD	60,484	AUD	66,622	State Street
				Harriman							Bank &
				& Co.	11/03/09	97					Trust Co.	11/05/09	548
USD	360,269	GBP	217,708	State Street			USD	108,520	JPY	9,881,972	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	2,981					Trust Co.	11/05/09	(1,269)
USD	71,614	HKD	555,102	State Street			USD	98,170	CAD	101,897	State Street
				Bank &							Bank &
				Trust Co.	11/03/09	(10)					Trust Co.	11/16/09	3,999
USD	61,262	KRW 73,134,748 Brown Brothers					USD	10,797	CAD	11,676	State Street
				Harriman							Bank &
				& Co.	11/03/09	(599)					Trust Co.	11/20/09	7
							Total						$ 3,314
See Notes to Financial Statements.
28			MANAGED ACCOUNT SERIES							OCTOBER 31, 2009

Schedule of Investments (concluded) Global SmallCap Portfolio

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks:
Bermuda	$ 1,896,534
Brazil	966,737
Canada	5,706,107
Cayman Islands	946,482
China	1,663,796
Ireland	1,158,975
Israel	1,025,107
Japan	74,932
Mexico	374,525
Singapore	840,000
Switzerland	348,475
United States	53,693,513
Rights:
Thailand	41,542
Total Level 1	$ 68,736,725

		Investments in
Valuation Inputs		Securities
		Assets
Level 2
Long-Term Investments:
Common Stocks:
Australia	$ 2,758,653
Austria		951,438
Bermuda		775,588
Cayman Islands		592,703
China		524,385
Denmark		1,409,106
Finland		832,041
France		3,559,080
Germany		4,917,477
Hong Kong		868,100
India		1,191,428
Indonesia		124,574
Israel		454,961
Italy		1,794,051
Japan		8,340,014
Malaysia		451,289
Netherlands		367,610
Norway		2,187,422
Singapore		1,666,238
Spain		1,226,344
Sweden		1,170,043
Switzerland		847,502
Thailand		404,977
United Kingdom		10,396,982
Short-Term Securities		1,900,003
Total Level 2		49,712,009
Level 3		—
Total	$ 118,448,734
	Other
Valuation Inputs	Financial Instruments[1]
	Assets	Liabilities
Level 1	—	—
Level 2	$ 15,468	$ (12,154)
Level 3	—	—
Total	$ 15,468	$ (12,154)
[1] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 29

Schedule of Investments October 31, 2009 (Unaudited)				Mid Cap Value Opportunities Portfolio
				(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Aerospace & Defense — 1.7%			Electric Utilities — 2.2%
Alliant Techsystems, Inc. (a)	13,600	$ 1,057,808	Cleco Corp.	41,400	$ 1,024,650
Curtiss-Wright Corp.	30,800	918,456	Great Plains Energy, Inc.	33,300	576,090
		1,976,264	Hawaiian Electric Industries, Inc.	32,900	587,265
			NV Energy, Inc.	26,000	297,960
Airlines — 0.4%
Delta Air Lines, Inc. (a)	63,000	449,820			2,485,965
Capital Markets — 1.0%			Electrical Equipment — 0.3%
Legg Mason, Inc.	39,400	1,146,934	Ametek, Inc.	11,100	387,279
Chemicals — 2.6%			Electronic Equipment,
Airgas, Inc.	18,400	816,224	Instruments & Components — 2.5%
Cytec Industries, Inc.	20,000	663,400	Arrow Electronics, Inc. (a)	33,400	846,356
FMC Corp.	18,000	919,800	Avnet, Inc. (a)	42,400	1,050,672
Intrepid Potash, Inc. (a)	24,300	625,968	Ingram Micro, Inc., Class A (a)	56,500	997,225
		3,025,392			2,894,253
Commercial Banks — 4.3%			Energy Equipment & Services — 2.7%
BancorpSouth, Inc. (b)	48,700	1,099,646	Dresser-Rand Group, Inc. (a)	25,700	757,379
Bank of Hawaii Corp.	26,800	1,189,920	Patterson-UTI Energy, Inc.	50,200	782,116
Cullen/Frost Bankers, Inc.	21,600	1,010,664	Smith International, Inc.	27,000	748,710
Fifth Third Bancorp	25,900	231,546	Superior Energy Services, Inc. (a)	39,600	855,756
FirstMerit Corp.	15,400	291,830			3,143,961
M&T Bank Corp. (b)	7,800	490,230	Food Products — 1.1%
Regions Financial Corp.	125,000	605,000	The J.M. Smucker Co.	10,200	537,846
		4,918,836	Smithfield Foods, Inc. (a)	56,400	752,376
Commercial Services & Supplies — 0.5%					1,290,222
Republic Services, Inc., Class A	20,910	541,778	Gas Utilities — 1.1%
Communications Equipment — 1.4%			Atmos Energy Corp.	24,000	668,400
JDS Uniphase Corp. (a)	129,700	725,023	Nicor, Inc.	16,600	615,528
Tellabs, Inc. (a)	151,400	911,428			1,283,928
		1,636,451	Health Care Equipment & Supplies — 4.1%
Construction & Engineering — 2.0%			Boston Scientific Corp. (a)	117,000	950,040
Foster Wheeler AG (a)	15,800	442,242	Covidien Plc	19,400	817,128
Jacobs Engineering Group, Inc. (a)	25,300	1,069,937	Kinetic Concepts, Inc. (a)	52,100	1,729,199
URS Corp. (a)	21,600	839,376	Zimmer Holdings, Inc. (a)	22,800	1,198,596
		2,351,555			4,694,963
Consumer Finance — 0.6%			Health Care Providers & Services — 2.5%
Discover Financial Services, Inc.	52,600	743,764	AmerisourceBergen Corp.	28,100	622,415
Containers & Packaging — 1.8%			Coventry Health Care, Inc. (a)	89,900	1,782,717
Bemis Co.	21,900	565,677	Mednax, Inc. (a)	10,000	519,200
Packaging Corp. of America	29,800	544,744			2,924,332
Sonoco Products Co.	34,400	920,200	Health Care Technology — 0.2%
		2,030,621	IMS Health, Inc.	14,000	229,460
Distributors — 0.7%			Hotels, Restaurants & Leisure — 0.6%
Genuine Parts Co.	23,600	825,764	Burger King Holdings, Inc.	42,000	720,720
Diversified Consumer Services — 1.2%			Household Durables — 0.7%
Brink’s Home Security Holdings, Inc. (a)	7,600	235,448	Jarden Corp.	30,700	840,873
Education Management Corp. (a)	31,400	690,800	Household Products — 1.8%
Regis Corp.	30,500	495,320	Church & Dwight Co., Inc.	19,500	1,109,160
		1,421,568	Clorox Co.	16,200	959,526
Diversified Telecommunication Services — 0.8%					2,068,686
Qwest Communications International Inc.	266,800	957,812	IT Services — 1.9%
			Amdocs Ltd. (a)	37,000	932,400
			Convergys Corp. (a)	120,700	1,309,595
					2,241,995
See Notes to Financial Statements.
30	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Schedule of Investments (continued)			Mid Cap Value Opportunities Portfolio
			(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Insurance — 4.8%			Personal Products — 0.4%
Arch Capital Group Ltd. (a)	13,600	$ 916,232	Alberto-Culver Co.	15,300	$ 410,346
Axis Capital Holdings Ltd.	15,200	439,128	Pharmaceuticals — 2.0%
Fidelity National Title Group, Inc., Class A	51,600	700,212	King Pharmaceuticals, Inc. (a)	65,700	665,541
The Hanover Insurance Group, Inc.	11,800	496,426	Medicis Pharmaceutical Corp., Class A	45,800	969,586
MetLife, Inc.	6,800	231,404	Mylan, Inc. (a)	39,900	647,976
PartnerRe Ltd.	12,000	917,760
ProAssurance Corp. (a)	15,400	774,312			2,283,103
Prudential Financial, Inc.	6,300	284,949	Real Estate Investment Trusts (REITs) — 4.6%
W.R. Berkley Corp.	31,900	788,568	AMB Property Corp.	41,500	912,170
		5,548,991	Corporate Office Properties Trust	15,400	511,126
			Host Marriott Corp.	79,800	806,778
Internet Software & Services — 1.0%			The Macerich Co. (b)	35,480	1,057,304
IAC/InterActiveCorp. (a)	59,200	1,121,248	Omega Healthcare Investors, Inc.	42,600	645,816
Leisure Equipment & Products — 1.0%			ProLogis	84,600	958,518
Mattel, Inc.	63,900	1,209,627	Regency Centers Corp.	13,800	462,990
Life Sciences Tools & Services — 2.4%					5,354,702
Affymetrix, Inc. (a)	135,000	706,050	Real Estate Management & Development — 0.8%
Pharmaceutical Product Development, Inc.	70,100	1,510,655	Jones Lang LaSalle, Inc.	20,800	974,480
Thermo Fisher Scientific, Inc. (a)	13,000	585,000
			Semiconductors & Semiconductor Equipment — 3.3%
		2,801,705	Fairchild Semiconductor International, Inc. (a)	108,600	812,328
Machinery — 7.2%			Intersil Corp., Class A	76,800	963,840
AGCO Corp. (a)	37,700	1,059,747	KLA-Tencor Corp.	34,800	1,131,348
Dover Corp.	45,500	1,714,440	Microchip Technology, Inc. (b)	37,600	900,896
IDEX Corp.	26,200	744,866			3,808,412
Joy Global, Inc.	17,100	862,011
Parker Hannifin Corp.	24,400	1,292,224	Software — 3.8%
SPX Corp.	17,600	928,928	CA, Inc.	52,000	1,087,840
Terex Corp. (a)	13,900	281,058	Novell, Inc. (a)	336,100	1,374,649
Timken Co.	66,400	1,462,792	Synopsys, Inc. (a)	40,500	891,000
			TIBCO Software, Inc. (a)	124,000	1,085,000
		8,346,066
					4,438,489
Media — 1.4%
Harte-Hanks, Inc.	139,600	1,638,904	Specialty Retail — 4.0%
			Foot Locker, Inc.	83,100	870,888
Metals & Mining — 1.1%			The Gap, Inc.	40,300	860,002
Carpenter Technology Corp.	20,100	422,703	Limited Brands, Inc.	53,300	938,080
Cliffs Natural Resources, Inc.	24,100	857,237	RadioShack Corp.	50,700	856,323
		1,279,940	Urban Outfitters, Inc. (a)	36,300	1,139,094
Multi-Utilities — 4.0%					4,664,387
Alliant Energy Corp.	44,900	1,192,544	Textiles, Apparel & Luxury Goods — 1.6%
NiSource, Inc.	50,500	652,460	Phillips-Van Heusen Corp.	16,400	658,460
OGE Energy Corp.	43,700	1,451,714	VF Corp.	16,500	1,172,160
Wisconsin Energy Corp.	30,000	1,310,100
					1,830,620
		4,606,818
			Thrifts & Mortgage Finance — 0.8%
Multiline Retail — 1.0%			First Niagara Financial Group, Inc.	23,100	296,604
J.C. Penney Co., Inc.	34,300	1,136,359	New York Community Bancorp, Inc.	56,000	604,240
Oil, Gas & Consumable Fuels — 5.5%					900,844
Arch Coal, Inc.	16,700	361,722
Cabot Oil & Gas Corp., Class A	28,600	1,100,242	Total Common Stocks — 91.4%		105,913,613
Frontier Oil Corp.	28,600	396,396
Newfield Exploration Co. (a)	22,800	935,256
PetroHawk Energy Corp. (a)	27,000	635,040
Plains Exploration & Production Co. (a)	48,100	1,274,650	Investment Companies
St. Mary Land & Exploration Co.	8,700	296,670	iShares Dow Jones U.S. Real Estate Index Fund (b)	69,900	2,834,445
Whiting Petroleum Corp. (a)	23,500	1,325,400	MidCap SPDR Trust Series 1	9,200	1,099,768
		6,325,376	SPDR Gold Trust (a)	14,200	1,455,500
			Total Investment Companies — 4.7%		5,389,713
			Total Long-Term Investments
			(Cost — $98,460,710) — 96.1%		111,303,326
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		31

Schedule of Investments (concluded) Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value
Time Deposits — 2.5%
Brown Brothers Harriman & Co.,
0.03%, 11/02/09 (d)	$ 2,859	$ 2,859,486
	Beneficial
	Interest
	(000)
Money Market Fund — 5.8%
BlackRock Liquidity Series, LLC
Money Market Series, 0.33% (c)(d)(e)	6,698	6,697,800
Total Short-Term Securities
(Cost — $9,557,286) — 8.3%		9,557,286
Total Investments (Cost — $108,017,996*) — 104.3%		120,860,612
Liabilities in Excess of Other Assets — (4.3)%		(4,994,441)
Net Assets — 100.0%		$115,866,171
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$114,508,748
Gross unrealized appreciation		$ 14,728,037
Gross unrealized depreciation		(8,376,173)
Net unrealized appreciation		$ 6,351,864
(a) Non-income producing security.
(b) Security, or portion of, security is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	—	$ 6,507
BlackRock Liquidity Series, LLC
Money Market Series	$3,184,800	$20,212
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from securities loans.

• For Portfolio compliance purposes, the Porfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Long-Term Investments[1]	$ 111,303,326
Level 2 — Short-Term Securities	9,557,286
Level 3	—
Total	$ 120,860,612
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

32 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Statements of Assets and Liabilities
	U.S.	High	Global	Mid Cap Value
	Mortgage	Income	SmallCap	Opportunities
October 31, 2009 (Unaudited)	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments at value — unaffiliated[1,2]	$225,995,521	$ 87,635,578	$117,610,784	$114,162,812
Investments at value — affiliated[3]	—	—	837,950	6,697,800
Unrealized appreciation on swaps	4,731,133	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	4,972	15,468	—
Foreign currency at value[4]	—	145,001	80,905	—
Cash pledged for financial futures contracts	56,000	—	—	—
Investments sold receivable	26,440,241	3,429,937	5,263,654	2,405,525
TBA sale commitments receivable	78,535,832	—	—	—
Interest receivable	706,379	2,001,473	—	—
Swaps receivable	670,408	—	—	—
Capital shares sold receivable	531,892	11,658	153,231	143,364
Investment advisory fees receivable	24,646	23,156	29,338	20,996
Principal paydowns receivable	20,183	410	—	—
Margin variation receivable	20,017	—	—	—
Dividends receivable	—	—	130,982	64,513
Securities lending income receivable — affiliated	—	—	2,814	5,260
Prepaid expenses	7,273	5,941	7,614	9,271
Other assets	5,112	2,785	—	—
Total assets	337,744,637	93,260,911	124,132,740	123,509,541
Liabilities
Collateral at value — securities loaned	—	—	837,950	6,697,800
TBA sale commitments at value[5]	79,110,144	—	—	—
Options written at value[6]	1,080,614	—	—	—
Unrealized depreciation on unfunded loan commitments	—	26,724	—	—
Unrealized depreciation on swaps	4,082,762	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	22,874	12,154	—
Cash collateral received for swaps	100,000	—	—	—
Investments purchased payable	130,508,851	2,115,337	995,601	748,985
Dividends payable	495,975	745,573	—	—
Swaps payable	494,644	—	—	—
Capital shares redeemed payable	34,526	9,573	189,890	190,395
Other affiliates payable	4,504	4,301	4,537	4,582
Officer’s and Trustees’ fees payable	318	231	331	309
Bank overdraft	—	1,841,345	—	—
Other liabilities	91,306	—	—	—
Other accrued expenses payable	—	—	51,631	1,299
Total liabilities.	216,003,644	4,765,958	2,092,094	7,643,370
Net Assets	$121,740,993	$ 88,494,953	$122,040,646	$115,866,171
Net Assets Consist of
Paid-in capital[7]	$118,959,496	$107,234,060	$141,674,035	$157,543,578
Undistributed (distributions in excess of) net investment income	622,878	(44,348)	998,968	938,458
Accumulated net realized gain (loss)	1,420,923	(17,135,118)	(33,847,137)	(55,458,481)
Net unrealized appreciation/depreciation	737,696	(1,559,641)	13,214,780	12,842,616
Net Assets	$121,740,993	$ 88,494,953	$122,040,646	$115,866,171
Net asset value per share	$ 10.28	$ 8.79	$ 9.95	$ 8.08
[1] Investments at cost — unaffiliated	$225,482,800	$ 89,159,218	$104,393,363	$101,320,196
[2] Securities loaned at value	—	—	$ 779,286	$ 6,344,802
[3] Investments at cost — affiliated	—	—	$ 837,950	$ 6,697,800
[4] Foreign currency at cost	—	$ 145,008	$ 80,893	—
[5] Proceeds from TBA sale commitments	$ 78,535,832	—	—	—
[6] Premiums received	$ 1,219,141	—	—	—
[7] Shares outstanding, unlimited shares authorized, $0.01 par value per share	11,847,170	10,072,296	12,269,700	14,344,152
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES		OCTOBER 31, 2009		33

Statements of Operations
		U.S.	High	Global	Mid Cap Value
		Mortgage	Income	SmallCap	Opportunities
Six Months Ended October 31, 2009 (Unaudited)		Portfolio	Portfolio	Portfolio	Portfolio
Investment Income
Dividends		—	—	$ 1,062,526	$ 888,386
Foreign taxes withheld		—	—	(53,535)	—
Interest		$ 3,187,622	$ 4,488,744	168	400
Income — affiliated		5,531	838	8,065	6,507
Securities lending — affiliated		—	—	5,576	20,212
Facility and other fees		—	10,889	—	—
Total income		3,193,153	4,500,471	1,022,800	915,505
Expenses
Investment advisory		266,186	174,798	516,704	372,811
Accounting services		30,702	27,331	36,353	29,531
Professional		23,081	24,865	29,140	22,542
Custodian		18,961	9,392	54,666	10,364
Transfer agent		15,179	12,902	25,714	24,147
Printing		11,698	9,600	14,699	12,060
Registration		11,492	9,501	11,351	11,681
Officer and Trustees		8,590	8,053	9,169	8,592
Miscellaneous		15,627	23,769	16,516	7,533
Total expenses excluding interest expense		401,516	300,211	714,312	499,261
Interest expense		4,424	—	—	—
Total expenses		405,940	300,211	714,312	499,261
Less fees waived and reimbursed by advisor		(401,516)	(300,211)	(714,312)	(499,261)
Total expenses after fees waived and reimbursed		4,424	—	—	—
Net investment income		3,188,729	4,500,471	1,022,800	915,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments		2,500,655	(471,217)	3,004,477	4,415,214
Financial futures contracts and swaps		225,930	—	—	—
Foreign currency transactions		—	(383,629)	(21,193)	—
Options written		35,000	—	—	—
		2,761,585	(854,846)	2,983,284	4,415,214
Net change in unrealized appreciation/depreciation on:
Investments		4,508,839	18,625,064	19,360,826	14,853,638
Financial futures contracts and swaps		(67,671)	—	—	—
Foreign currency transactions		—	96,626	(153)	—
Options written		138,527	—	—	—
Unfunded loan commitments		—	(26,724)	—	—
		4,579,695	18,694,966	19,360,673	14,853,638
Total realized and unrealized gain		7,341,280	17,840,120	22,343,957	19,268,852
Net Increase in Net Assets Resulting from Operations		$ 10,530,009	$ 22,340,591	$ 23,366,757	$ 20,184,357
See Notes to Financial Statements.
34	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Statements of Changes in Net Assets
	U.S. Mortgage Portfolio		High Income Portfolio
	Six Months		Six Months
	Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended
	2009	April 30,	2009	April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 3,188,729	$ 7,839,886	$ 4,500,471	$ 9,648,625
Net realized gain (loss)	2,761,585	(195,410)	(854,846)	(13,785,013)
Net change in unrealized appreciation/depreciation	4,579,695	(4,374,510)	18,694,966	(15,129,201)
Net increase (decrease) in net assets resulting from operations	10,530,009	3,269,966	22,340,591	(19,265,589)
Dividends to Shareholders From
Net investment income	(3,239,641)	(7,570,116)	(4,501,084)	(10,005,388)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,681,979	(28,244,532)	(5,978,143)	(7,733,882)
Net Assets
Total increase (decrease) in net assets	11,972,347	(32,544,682)	11,861,364	(37,004,859)
Beginning of period	109,768,646	142,313,328	76,633,589	113,638,448
End of period	$121,740,993	$109,768,646	$ 88,494,953	$ 76,633,589
Undistributed (distributions in excess of) net investment income	$ 622,878	$ 673,790	$ (44,348)	$ (43,735)
			Mid Cap Value
	Global SmallCap Portfolio		Opportunities Portfolio
	Six Months		Six Months
	Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended
	2009	April 30,	2009	April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 1,022,800	$ 2,352,374	$ 915,505	$ 2,380,986
Net realized gain (loss)	2,983,284	(35,293,059)	4,415,214	(53,221,190)
Net change in unrealized appreciation/depreciation	19,360,673	(20,351,629)	14,853,638	582,993
Net increase (decrease) in net assets resulting from operations	23,366,757	(53,292,314)	20,184,357	(50,257,211)
Dividends and Distributions to Shareholders From
Net investment income	(1,636,749)	(1,292,211)	(308,020)	(2,709,708)
Net realized gain	—	(3,206,259)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(1,636,749)	(4,498,470)	(308,020)	(2,709,708)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(8,928,294)	2,646,701	(9,409,002)	(1,950,293)
Net Assets
Total increase (decrease) in net assets	12,801,714	(55,144,083)	10,467,335	(54,917,212)
Beginning of period	109,238,932	164,383,015	105,398,836	160,316,048
End of period	$122,040,646	$109,238,932	$115,866,171	$105,398,836
Undistributed net investment income	$ 998,968	$ 1,612,917	$ 938,458	$ 330,973
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES		OCTOBER 31, 2009		35

Financial Highlights
			U.S. Mortgage Portfolio
		Six Months
		Ended				Period
		October 31,				July 29, 2005[1]
				Year Ended April 30,
		2009				to April 30,
		(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period		$ 9.64	$ 9.88	$ 9.90	$ 9.72	$ 10.00
Net investment income[2]		0.28	0.56	0.56	0.53	0.34
Net realized and unrealized gain (loss)		0.64	(0.26)	(0.02)	0.15	(0.28)
Net increase from investment operations		0.92	0.30	0.54	0.68	0.06
Dividends from net investment income		(0.28)	(0.54)	(0.56)	(0.50)	(0.34)
Net asset value, end of period		$ 10.28	$ 9.64	$ 9.88	$ 9.90	$ 9.72
Total Investment Return[3]
Based on net asset value		9.67%[4]	3.26%	5.63%	7.19%	0.57%[4]
Ratios to Average Net Assets
Total expenses		0.70%[5]	0.83%	1.02%	0.67%	0.75%[5]
Total expenses after fees waived and reimbursed		0.01%[5]	0.19%	0.39%	0.00%	0.00%[5]
Total expenses after fees waived, reimbursed and paid indirectly
and excluding interest expense		0.00%[5]	0.00%	0.00%	0.00%	0.00%[5]
Net investment income		5.51%[5]	5.82%	5.64%	5.37%	4.57%[5]
Supplemental Data
Net assets, end of period (000)		$121,741	$ 109,769	$ 142,254	$ 120,677	$ 83,031
Portfolio turnover		820%[6]	1,642%[7]	2,804%[8]	1,316%	382%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
[6] Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover would have been 452%.
[7] Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover would have been 444%.
[8] Includes TBA transactions. Excluding these transactions the portfolio turnover would have been 686%.
See Notes to Financial Statements.
36	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Financial Highlights (continued)
			High Income Portfolio
	Six Months
	Ended				Period
	October 31,				July 29, 2005[1]
			Year Ended April 30,
	2009				to April 30,
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 7.10	$ 9.36	$ 10.29	$ 9.95	$ 10.00
Net investment income[2]	0.43	0.80	0.82	0.78	0.54
Net realized and unrealized gain (loss)	1.69	(2.24)	(0.93)	0.36	0.03
Net increase (decrease) from investment operations	2.12	(1.44)	(0.11)	1.14	0.57
Dividends and distributions from:
Net investment income	(0.43)	(0.82)	(0.82)	(0.80)	(0.62)
Net realized gain	—	—	(0.00)[3]	—	—
Total dividends and distributions	(0.43)	(0.82)	(0.82)	(0.80)	(0.62)
Net asset value, end of period	$ 8.79	$ 7.10	$ 9.36	$ 10.29	$ 9.95
Total Investment Return[4]
Based on net asset value	30.43%[5]	(15.17)%	(0.98)%	11.98%	6.01%[5]
Ratios to Average Net Assets
Total expenses	0.70%[6]	0.67%	0.62%	0.66%	0.72%[6]
Total expenses after fees waived, reimbursed and paid indirectly	0.00%[6]	0.00%	0.00%	0.00%	0.00%[6]
Net investment income	10.56%[6]	10.37%	8.47%	7.97%	8.24%[6]
Supplemental Data
Net assets, end of period (000)	$ 88,495	$ 76,634	$ 113,638	$ 94,768	$ 89,219
Portfolio turnover	51%	80%	58%	91%	61%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than ($0.01) per share.
[4] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009			37

Financial Highlights (continued)
			Global SmallCap Portfolio
		Six Months
		Ended				Period
		October 31,				August 2, 2005[1]
				Year Ended April 30,
		2009				to April 30,
		(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period		$ 8.28	$ 12.38	$ 13.36	$ 11.84	$ 10.00
Net investment income[2]		0.08	0.17	0.19	0.21	0.12
Net realized and unrealized gain (loss)		1.72	(3.93)	0.26	1.51	1.73
Net increase (decrease) from investment operations		1.80	(3.76)	0.45	1.72	1.85
Dividends and distributions from:
Net investment income		(0.13)	(0.10)	(0.34)	(0.10)	(0.01)
Net realized gain		—	(0.24)	(1.09)	(0.10)	(0.00)[3]
Total dividends and distributions		(0.13)	(0.34)	(1.43)	(0.20)	(0.01)
Net asset value, end of period		$ 9.95	$ 8.28	$ 12.38	$ 13.36	$ 11.84
Total Investment Return[4]
Based on net asset value		21.80%[5]	(31.22)%	2.85%	15.03%	18.56%[5]
Ratios to Average Net Assets
Total expenses		1.18%[6]	1.26%	1.22%	1.29%	1.47%[6]
Total expenses after fees waived and reimbursed		0.00%[6]	0.00%	0.00%	0.00%	0.00%[6]
Net investment income		1.68%[6]	1.79%	1.48%	1.74%	1.51%[6]
Supplemental Data
Net assets, end of period (000)		$122,041	$ 109,239	$ 164,383	$ 134,370	$ 79,601
Portfolio turnover		46%	120%	110%	96%	63%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than ($0.01) per share.
[4] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
See Notes to Financial Statements.
38	MANAGED ACCOUNT SERIES		OCTOBER 31, 2009

Financial Highlights (concluded)
		Mid Cap Value Opportunities Portfolio
	Six Months
	Ended				Period
	October 31,				August 2, 2005[1]
			Year Ended April 30,
	2009				to April 30,
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 6.78	$ 9.97	$ 11.95	$ 11.50	$ 10.00
Net investment income[2]	0.06	0.15	0.13	0.15	0.11
Net realized and unrealized gain (loss)	1.26	(3.17)	(0.80)	1.15	1.48
Net increase (decrease) from investment operations	1.32	(3.02)	(0.67)	1.30	1.59
Dividends and distributions from:
Net investment income	(0.02)	(0.17)	(0.12)	(0.13)	(0.06)
Net realized gain	—	—	(1.19)	(0.72)	(0.03)
Total dividends and distributions	(0.02)	(0.17)	(1.31)	(0.85)	(0.09)
Net asset value, end of period	$ 8.08	$ 6.78	$ 9.97	$ 11.95	$ 11.50
Total Investment Return[3]
Based on net asset value	19.50%[4]	(30.28)%	(6.54)%	12.51%	15.97%[4]
Ratios to Average Net Assets
Total expenses	0.87%[5]	0.86%	0.85%	0.89%	1.00%[5]
Total expenses after fees waived and reimbursed	0.00%[5]	0.00%	0.00%	0.00%	0.00%[5]
Net investment income	1.60%[5]	1.86%	1.22%	1.34%	1.43%[5]
Supplemental Data
Net assets, end of period (000)	$115,866	$ 105,399	$ 160,316	$ 127,259	$ 78,386
Portfolio turnover	46%	179%	148%	78%	84%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.
See Notes to Financial Statements.
MANAGED ACCOUNT SERIES			OCTOBER 31, 2009		39

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Managed Account Series (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as a diversified, open-end management investment company. U.S. Mortgage Portfolio, High Income Portfolio, Global Small-
Cap Portfolio and Mid Cap Value Opportunities Portfolio (collectively, the
“Portfolios” or individually the “Portfolio”) are each a series of the Fund.
The Fund is organized as a Delaware statutory trust. Each Portfolio’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Investors may only purchase shares in the four investment portfolios described herein by entering into a wrap-fee program or other managed account. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee pro-
grams including investment advice and portfolio execution.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s
Board of Trustees (the “Board”). Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various rela-
tionships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models. The models consider the estimated cash flows of each tranche of the entity, estab-
lish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued at the current market value of the underlying securities. Swap agree-
ments are valued utilizing quotes received daily by the Portfolios’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Portfolios value their investments in the BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is deter-
mined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the counter options and swaptions are valued by an independent pricing service or through brokers using a mathemat-
ical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advi-
sor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of each
Portfolio are determined as of such times. Occasionally, events affecting the values of such instruments and such exchange rates may occur between the times at which they are determined and the close of busi-
ness on the NYSE that may not be reflected in the computation of each
Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instru-
ments may be Fair Value Assets and be valued at their fair value as

40 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Notes to Financial Statements (continued)

determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of ex-
change; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios report foreign currency related transactions as compo-
nents of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgaged-Backed Securities: Certain Portfolios may
invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instru-
ments, which are also known as collateralized obligations, and are gen-
erally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obliga-
tions of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans)
may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as bor-
rowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security sub-
ject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Portfolio has purchased such an asset-
backed security at a premium, a faster than anticipated pre-payment rate could result in a loss of principal to the extent of the premium paid.

Certain Portfolios may purchase certain mortgage pass-through securi-
ties. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-
related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National
Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation
(“FHLMC”) and Federal National Mortgage Association (“FNMA”), includ-
ing FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Certain Portfolios invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the
Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets under-
lying these securities, can affect the value, income and/or liquidity of such positions.

Collateralized Mortgage Obligations: Certain Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by
GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general,
CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-
through securities. Classes of CMOs include interest only (“IOs”), princi-
pal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and Pos are stripped mortgage-
backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experi-
ence greater than anticipated pre-payments of principal, the Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or simi-
larly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated
maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open mar-
ket. Payments on these securities are treated as interest rather than divi-
dends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: Certain Portfolios may invest in floating rate loans, which are generally non-investment grade, made by banks, other finan-
cial institutions, and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 41

Notes to Financial Statements (continued)

reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London Inter Bank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Portfolios consider these investments to be investments in debt securities for purposes of their investment policies.

The Portfolios earn and/or pay facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent and prepayment penalty fees. Facility, commitment and amendment fees are typically amortized over the term of the loan. Consent fees and various other fees are recorded as income. Prepayment penalty fees are recorded as realized gains. When a Portfolio buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commit-
ment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Portfolios may include covenant waiver fees and covenant modification fees.

The Portfolios may invest in multiple series or tranches of a loan.
A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Portfolios may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Portfolios having a con-
tractual relationship only with the lender, not with the borrower. The
Portfolios will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Part-
icipation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Portfolios generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Portfolios may not benefit directly from any collat-
eral supporting the loan in which it has purchased the Participation.

As a result, the Portfolios will assume the credit risk of both the borrower and the lender that is selling the Participation. The Portfolios’ invest-
ments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Portfolios may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities pur-
chased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settle-
ment. When purchasing a security on a delayed delivery basis, the
Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Portfolios’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Mortgage Dollar Roll Transactions: Certain Portfolios may sell mortgage-
backed securities and simultaneously contract to repurchase substan-
tially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Portfolios will not be entitled to receive interest and principal payments on the securities sold. The Portfolios account for dol-
lar roll transactions as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the mar-
ket value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Certain Portfolios may enter into reverse repurchase agreements with qualified third party broker-dealers.
In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The
Portfolios may utilize reverse repurchase agreements when it is antici-
pated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the
Portfolios’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Portfolios’ obligation to repurchase the securities.

TBA Commitments: Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolios’ other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Portfolios either deliver collateral or segregate

42 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Notes to Financial Statements (continued)

assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement, written options, foreign currency exchange contracts, financial futures contracts and swaps), or certain borrowings
(e.g., reverse repurchase agreements and loans payable) each Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesig-
nated as a reduction of cost of the related investment and/or realized gain. Consent fees are compensation for agreeing to changes in terms of debt instruments and are included in interest income in the Statements of Operations. Interest income is recognized on the accrual basis. The
Portfolios amortize all premiums and discounts on debt securities.

Dividends and Distributions: For Global SmallCap Portfolio and Mid
Cap Value Opportunities Portfolio, dividends from net investment income and distributions of capital gains paid by each Portfolio are recorded on the ex-dividend dates. For U.S. Mortgage Portfolio and High Income
Portfolio, dividends from net investment income are declared daily and paid monthly and distributions of capital gains are recorded on the ex-dividend dates.

Securities Lending: Each Portfolio may lend securities to financial insti-
tutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day.
The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. The Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are ter-
minable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral.

The Portfolio also could suffer a loss if the value of an investment pur-
chased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is each of the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Portfolio files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Portfolios’ US federal tax returns remains open for the four years ended April 30, 2009. The statutes of limitations on each
Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-
ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the
Portfolios’ financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: High Income Portfolio recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to a Portfolio are charged to that
Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropri-
ate methods.

2. Derivative Financial Instruments:

The Portfolios may engage in various portfolio investment strategies both to increase the returns of the Portfolios and to economically hedge, or protect, its exposure to certain risks such as interest rate risk and for-
eign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Portfolios may mitigate counterparty risk through

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 43

Notes to Financial Statements (continued)

master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Portfolio and each of its counterparties. The ISDA Master Agreement allows each Portfolio to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applica-
ble counterparties is based upon minimum transfer amounts of up to
$500,000. To the extent amounts due to the Portfolios from its counter-
party are not fully collateralized contractually or otherwise, the Portfolios bear the risk of loss from counterparty non-performance. See Note 1
“Segregation and Collateralization” for additional information with respect to collateral practices.

The Portfolios’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Portfolios.
For over-the-counter purchased options, the Portfolios bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts.
Options written by the Portfolios do not give rise to counterparty credit risk, as written options obligate the Portfolios to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Portfolios’ net assets decline by a stated
percentage or a Portfolio fails to meet the terms of its ISDA Master
Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: Certain Portfolios may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin varia-
tion and are recognized by the Portfolios as unrealized gains or losses.
When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Portfolio, help to manage the overall exposure to the currency backing some of the investments held by a Portfolio. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unreal-
ized gain or loss. When the contract is closed, a Portfolio records a real-
ized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: Certain Portfolios may purchase and write call and put options to increase or decrease their exposure to underlying instruments. A call option gives the purchaser of the option the right (but not the obligation)
to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exer-
cise price at any time or at a specified time during the option period.
When a Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Portfolio is reflected as an asset (liabil-
ity). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).
When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added
to) the proceeds of the instrument sold. When an option expires (or a
Portfolio enters into a closing transaction), a Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Portfolio writes a call option, such option is “covered,” meaning that the Portfolio holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

The Portfolios may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the for-
eign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by

44 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Notes to Financial Statements (continued)

the Portfolios but not yet delivered, or committed or anticipated to be purchased by the Portfolios.

In purchasing and writing options, a Portfolio bears the risk of an unfa-
vorable change in the value of the underlying instrument or the risk that a Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Portfolio pur-
chasing or selling a security at a price different from the current market value. The Portfolios may execute transactions in both listed and over-
the-counter.

Swaps: Certain Portfolios may enter into swap agreements, in which a
Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolios are recorded in the Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Interest rate swaps — Certain Portfolios may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivatives Categorized by Risk Exposure:
Values of Derivative Instruments as of October 31, 2009*

Asset Derivatives

Statements of Assets		U.S.	High	Global
	and Liabilities	Mortgage	Income	SmallCap
	Location	Portfolio	Portfolio	Portfolio
Net unrealized
appreciation/depreciation/
Unrealized appreciation
Interest rate	on swaps/Investments
contracts**	at value — unaffiliated	$4,889,728	—	—
Unrealized appreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	—	$ 4,972	$ 15,468

Derivatives Categorized by Risk Exposure (concluded):
Liability Derivatives

Statements of Assets		U.S.	High	Global
and Liabilities		Mortgage	Income	SmallCap
	Location	Portfolio	Portfolio	Portfolio
Unrealized depreciation
Interest rate	on swaps/Options
contracts	written, at value	$5,163,376	—	—
Unrealized depreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	—	$ 22,874	$ 12,154
* For open derivative instruments as of October 31, 2009, see the Schedules of Investments, which is also indicative of activity for the six months ended
October 31, 2009.
** Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended October 31, 2009

Net Realized Gain (Loss) From

		U.S.	High	Global
		Mortgage	Income	SmallCap
		Portfolio	Portfolio	Portfolio
Interest rate contracts:
Financial futures contracts		$ 138,740	—	—
Swaps		87,190	—	—
Options written.		35,000	—	—
Foreign currency exchange contracts:
Foreign currency transactions		—	$ (372,839)	$ 7,914
Total		$ 260,930	$ (372,839)	$ 7,914
Net Change in Unrealized Appreciation/Depreciation on

		U.S.	High	Global
		Mortgage	Income	SmallCap
		Portfolio	Portfolio	Portfolio
Interest rate contracts:
Financial futures contracts		$ 22,731	—	—
Swaps		(90,402)	—	—
Options***		110,573	—	—
Foreign currency exchange contracts:
Foreign currency transactions		—	$ 88,853	$ 3,935
Total		$ 42,902	$ 88,853	$ 3,935
*** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Fund, on behalf of each Portfolio, has entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the
Fund’s investment advisor, an indirect, wholly owned subsidiary of
BlackRock to provide investment advisory and administration services.

The Manager is responsible for the management of each of the Fund’s portfolios and provides the necessary personnel, facilities, equipment

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 45

Notes to Financial Statements (continued)

and certain other services necessary to the operation of each Portfolio.
For such services, each Portfolio pays the Manager a monthly fee at the annual rates set forth below, which are based on each Portfolio’s average daily net assets.

Investment
Advisory Fee
U.S. Mortgage Portfolio	0.46%
High Income Portfolio	0.41%
Global SmallCap Portfolio	0.85%
Mid Cap Value Opportunities Portfolio	0.65%

The Manager has contractually agreed to waive all fees and pay or reimburse all operating expenses of each Portfolio, except extraordinary expenses and interest expense. This agreement has no fixed term.
Although the Portfolios do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each
Portfolio is an investment option for certain “wrap-fee” or other sepa-
rately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each
Portfolio which are included in fees waived and reimbursed by advisor in the Statements of Operations. The waivers were as follows:

Investment
Advisory Fee
Waived
U.S. Mortgage Portfolio	$266,186
High Income Portfolio	$174,798
Global SmallCap Portfolio	$516,704
Mid Cap Value Opportunities Portfolio	$372,811

In addition, for the six months ended October 31, 2009, the Manager has voluntarily agreed to waive its advisory fee by the amount of invest-
ment advisory fees the Portfolios pay to the Manager indirectly through their investments in affiliated money market funds. The Manager reim-
bursed each Portfolio additional operating expenses as follows, which are included in fees waived and reimbursed by advisor on the
Statements of Operations:

Reimbursement
from
Advisor
U.S. Mortgage Portfolio	$135,330
High Income Portfolio	$125,413
Global SmallCap Portfolio	$197,608
Mid Cap Value Opportunities Portfolio	$126,450

The Manager, on behalf of U.S. Mortgage Portfolio and High Income
Portfolio, has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc., (“BFM”) and on behalf of
Global SmallCap Portfolio and Mid Cap Value Opportunities Portfolio,
has entered into a sub-advisory agreement with BlackRock Investment
Management, LLC, (“BIM”). BFM and BIM are affiliates of the Manager, under which the Manager pays the sub-advisors for services they pro-
vide, a monthly fee that is a percentage of the investment advisory fee paid by each Portfolio to the Manager.

For the six months ended October 31, 2009, the Portfolios reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Accounting
Services
U.S. Mortgage Portfolio	$1,060
High Income Portfolio	$ 788
Global SmallCap Portfolio	$1,201
Mid Cap Value Opportunities Portfolio	$1,176

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”) which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the
Portfolios are comprised of those fees charged for all shareholder com-
munications including mailing of shareholder reports, dividend and dis-
tribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and mainte-
nance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended October 31, 2009, the following Portfolios paid the following in return for these services which is included in transfer agent in the
Statements of Operations:

U.S. Mortgage Portfolio	$7,519
High Income Portfolio	$7,521
Global SmallCap Portfolio	$7,520
Mid Cap Value Opportunities Portfolio	$7,521

The Portfolios have received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activi-
ties and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company man-
aged by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the
Statements of Operations. For the six months ended October 31, 2009,
BIM received securities lending agent fees as follows:

Global SmallCap Portfolio	$1,393
Mid Cap Value Opportunities Portfolio	$4,878

46 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Notes to Financial Statements (continued)

Certain officers and/or trustees of each Portfolio are officers and/or direc-
tors of BlackRock or its affiliates. The Portfolios reimburse the Manager for compensation paid to the Portfolios’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended October 31, 2009, were as follows:

	Purchases	Sales
U.S. Government Mortgage Portfolio	$1,014,358,250	$1,009,011,182
High Income Portfolio	$ 42,089,330	$ 49,159,657
Global SmallCap Portfolio	$ 53,071,434	$ 59,278,464
Mid Cap Value Opportunities Portfolio	$ 50,268,030	$ 59,346,437

Purchases and sales of US government securities for U.S. Mortgage
Portfolio for the six months ended October 31, 2009, were $14,900,979 and $13,275,898, respectively.

Purchases and sales of mortgage dollar rolls for U.S. Mortgage Portfolio for the six months ended October 31, 2009 were $430,698,267 and
$458,718,939, respectively.

U.S. Mortgage Portfolio

Transactions in call options written for the six months ended October 31,
2009, were as follows:

		Premiums
Call Options Written	Contracts†	Received
Outstanding options written,
beginning of period	—	—
Options written	12	$550,935
Outstanding options written, end of period	12	$550,935
† Swaption contracts include a notional amount of $1 million.
Transactions in put options written for the six months ended October 31,
2009, were as follows:
		Premiums
Put Options Written	Contracts†	Received
Outstanding options written,
beginning of period	—	—
Options written	179	$722,956
Options closed	(10)	(54,750)
Outstanding options written, end of period	169	$668,206
† Swaption contracts include a notional amount of $1 million.

5. Short-Term Borrowings:

The Fund, on behalf of each Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November
2009. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allow-
able under the Fund’s current Prospectus and Statement of Additional
Information, subject to various other legal, regulatory or contractual lim-
its. Each Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October
31, 2008. Each Portfolio pays a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement). The Portfolios did not borrow under the credit agreement during the six months ended October 31, 2009. Effective
November 2009, the credit agreement was renewed until November
2010 with the following terms: 0.02% upfront fee on the aggregate commitment amount, which was allocated on net assets as of October
31, 2009, a commitment fee of 0.10% per annum on the Portfolios’ pro rata share of the unused portion of the credit agreement and the higher of the 1 month LIBOR plus 1.25% per annum or Fed Funds rate plus
1.25% per annum on amounts borrowed.

6. Borrowings:

For the six months ended the U.S. Mortgage Portfolio’s average amount of outstanding transactions considered as borrowings from reverse repurchase agreements was approximately $2,633,000 and the daily weighted average interest rate was 0.33%.

7. Commitments:

High Income Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loans (“commitments”). Commitments may obligate the
Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. As of October 31, 2009, the Portfolio had the following unfunded loan commitments:

	Unfunded	Value of
	Commitment	Underlying
Borrower	(000)	Loan (000)
Delphi International Holdings Unsecured	$170	$200

8. Capital Loss Carryforwards:
As of April 30, 2009, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:
	U.S.	High	Global	Mid Cap Value
	Mortgage	Income	SmallCap	Opportunities
Expires April 30,	Portfolio	Portfolio	Portfolio	Portfolio
2016	—	$ 62,989	—	—
2017	$290,219	6,520,032	$6,947,121	$12,666,308
Total	$290,219	$6,583,021	$6,947,121	$12,666,308
MANAGED ACCOUNT SERIES		OCTOBER 31, 2009		47

Notes to Financial Statements (concluded)

9. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an entity with which the
Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities,
less any collateral held by the Portfolios.

As of October 31, 2009, Global SmallCap Portfolio had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Semiconductors & Semiconductor Equipment	7%
Insurance	6
Software	6
Machinery	6
Metals & Mining	5
Real Estate Investment Trusts (REITs)	5
Other*	65
* All other industries held were each less than 5% of long-term investments.

10. Capital Share Transactions:
Transactions in capital shares were as follows:
	Six Months Ended		Year Ended
	October 31, 2009		April 30, 2009
	Shares	Amount	Shares	Amount
U.S. Mortgage Portfolio
Shares sold	1,409,598	$ 14,061,758	3,903,842	$ 37,295,406
Shares redeemed	(948,528)	(9,379,777)	(6,921,378)	(65,539,938)
Net increase (decrease)	461,070	$ 4,681,979	(3,017,536)	$ (28,244,532)
High Income Portfolio
Shares sold	836,655	$ 6,542,476	3,079,637	$ 24,426,467
Shares redeemed	(1,565,082)	(12,520,619)	(4,424,874)	(32,160,349)
Net decrease	(728,427)	$ (5,978,143)	(1,345,237)	$ (7,733,882)
Global SmallCap Portfolio
Shares sold	1,078,588	$ 10,126,183	6,112,375	$ 56,565,390
Shares redeemed	(1,995,659)	(19,054,477)	(6,200,239)	(53,918,689)
Net increase (decrease)	(917,071)	$ (8,928,294)	(87,864)	$ 2,646,701
Mid Cap Value Opportunities Portfolio
Shares sold	1,177,277	$ 8,902,608	7,225,032	$ 53,702,870
Shares redeemed	(2,380,741)	(18,311,610)	(7,764,086)	(55,653,163)
Net decrease	(1,203,464)	$ (9,409,002)	(539,054)	$ (1,950,293)
11. Subsequent Events:
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through December 23, 2009, the date the financial statements were issued and the following items were noted:
U.S. Mortgage Portfolio and High Income Portfolio paid an ordinary		Global SmallCap Portfolio and Mid Cap Value Opportunities Portfolio
income dividend on December 1, 2009 to Shareholders of record on		paid an ordinary income dividend on December 11, 2009 to Share-
November 30, 2009 as follows:		holders of record on December 9, 2009 as follows:
	Dividend			Dividend
	Per Share			Per Share
U.S. Mortgage Portfolio	$0.043385	Global SmallCap Portfolio		$0.123809
High Income Portfolio	$0.063837	Mid Cap Value Opportunities Portfolio		$0.108612
48	MANAGED ACCOUNT SERIES	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Global SmallCap Portfolio, High
Income Portfolio, Mid Cap Value Opportunities Portfolio and U.S.
Mortgage Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”), each a series of Managed Account Series (the “Fund”), met on May 5,
2009 and June 4 – 5, 2009 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”), on behalf of each Portfolio, with BlackRock Advisors, LLC (the “Manager”), each
Portfolio’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory
Agreements”) between the Manager and each of (a) BlackRock
Investment Management, LLC; and (b) BlackRock Financial
Management, Inc. (collectively, the “Sub-Advisors”) with respect to each
Portfolio, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”), at the time of the Board’s approval of the Agree-
ments. The Board Members are responsible for the oversight of the operations of each Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Inde-
pendent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Comm-
ittee, a Compliance Committee, a Performance Oversight Committee and
an Executive Committee, each of which is composed of Independent
Board Members (except for the Performance Oversight Committee and the Executive Committee, which each have one interested Board
Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continu-
ation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Portfolio by the personnel of
BlackRock and its affiliates, including investment management, adminis-
trative and shareholder services, oversight of fund accounting and cus-
tody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Portfolio and its shareholders. Among the matters the Board considered were: (a) invest-
ment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to

BlackRock and its affiliates by each Portfolio for services, such as trans-
fer agency, marketing and distribution, call center and fund accounting, if applicable; (c) each Portfolio’s operating expenses, if applicable; (d) the resources devoted to and compliance reports relating to each Portfolio’s investment objective, policies and restrictions; (e) each Portfolio’s com-
pliance with its Code of Ethics and compliance policies and procedures;
(f) the nature, cost and character of non-investment management serv-
ices provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions, as applicable, and execution quality of portfolio transac-
tions; (j) BlackRock’s implementation of each Portfolio’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May 5, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the
May meeting included (a) information independently compiled and pre-
pared by Lipper, Inc. (“Lipper”) on the investment performance of each
Portfolio as compared with a peer group of funds as determined by
Lipper (collectively, “Peers”); (b) a discussion of fall-out benefits to
BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Portfolio to BlackRock; (f) sales and redemption data regarding each Portfolio’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 5, 2009 meeting, the
Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the June 4 – 5, 2009 Board meeting.

At an in-person meeting held on June 4 – 5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the
Fund and the Sub-Advisory Agreements between the Manager and the
Sub-Advisors with respect to each Portfolio, as applicable, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund and each Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affili-
ates from their relationship with the Portfolio, if any; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

relating to the distribution of each Portfolio’s shares, services related to the valuation and pricing of each Portfolio’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant share-
holders from their relationship with each Portfolio and advice from inde-
pendent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of
BlackRock personnel to engage in open, candid discussions with the
Board. The Board did not identify any particular information as control-
ling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory serv-
ices and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the perform-
ance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior man-
agement personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials pro-
vided by each Portfolio’s portfolio management team discussing the
Portfolio’s performance and the Portfolio’s investment objective, strate-
gies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Board also reviewed a general description of BlackRock’s compensation structure with respect to each Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Portfolio. BlackRock and its affiliates and significant shareholders provide each Portfolio with certain administrative, transfer agency, share-
holder and other services (in addition to any such services provided to a Portfolio by third parties) and officers and other personnel as are necessary for the operations of a Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide each Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic share-
holder reports; (ii) assisting with daily accounting and pricing; (iii) over-
seeing and coordinating the activities of other service providers; (iv)
organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) per-
forming other administrative functions necessary for the operation of a
Portfolio, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Portfolio and BlackRock: The
Board, including the Independent Board Members, also reviewed and considered the performance history of each Portfolio. In preparation for the May 5, 2009 meeting, the Board was provided with reports, inde-
pendently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connec-
tion with its review, the Board received and reviewed information regard-
ing the investment performance of each Portfolio as compared to a representative group of similar funds as determined by Lipper and to all funds in the Portfolio’s applicable Lipper category. The Board was pro-
vided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each
Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Global SmallCap Portfolio ranked in the first quartile against its Lipper Performance Universe for each of the one-year, three-year and since inception periods reported.

The Board noted that the High Income Portfolio ranked in the third quartile against its Lipper Performance Universe for each of the one-
year, three-year and since inception periods reported. The Board and
BlackRock reviewed the reasons for the High Income Portfolio’s under-
performance during these periods compared with its Peers. The Board was informed that, among other things, exposure to bank loans det-
racted from performance as significant underperformance of bank loans in December caused the bank loan market to underperform traditional high yield securities for the entire year. With regard to credit quality, the
High Income Portfolio’s underweight to BB-rated securities also sub-
tracted from returns as higher quality non-investment grade securities outperformed lower quality securities. From a sector perspective, security selection to the Paper and Automotive sectors and an underweight to the
Non-Captive Diversified Finance sector subtracted from performance. The
Board also noted the enhancements made to BlackRock’s Fixed Income
Team and process. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the High Income Portfolio’s performance.

The Board noted that the Mid Cap Value Opportunities Portfolio ranked in the second, second and first quartiles against its Lipper Performance
Universe for the one-year, three-year and since inception periods reported, respectively.

The Board noted that the U.S. Mortgage Portfolio ranked in the second quartile against its Lipper Performance Universe for each of the one-year, three-year and since inception periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with each Portfolio: The Board, including the Independent
Board Members, reviewed each Portfolio’s contractual advisory fee rates.
It also reviewed each Portfolio’s total expenses, as well as actual man-
agement fees. The Board considered the services provided and the fees

50 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and method-
ology of allocating expenses in the profitability analysis, noting the inher-
ent limitations in allocating costs among various advisory products. The
Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which con-
cluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analy-
sis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Portfolio. The Board also considered whether
BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obliga-
tions under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board did not consider each Portfolio’s advisory fees as compared to its Peers, but emphasized that shares of each Portfolio may be pur-
chased and held only by or on behalf of separately managed account clients who have retained BlackRock to manage their accounts pursuant to an investment management agreement with BlackRock and/or a managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all oper-
ating expenses of each Portfolio, except extaordinary expenses and inter-
est expenses.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of each Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable such Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-
alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with each Portfolio, both tangi-
ble and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of
BlackRock’s affiliates and significant shareholders as service providers to each Portfolio, including for administrative, transfer agency and distri-
bution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the
Manager and the Fund, on behalf of each Portfolio, for a one-year term ending June 30, 2010 and the Sub-Advisory Agreements between the
Manager and Sub-Advisors with respect to each Portfolio, as applicable, for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Portfolio and its share-
holders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
The contractual fee arrangements for each Portfolio reflect the results of several years of review by the Board Members and predecessor Board
Members, and discussions between such Board Members (and prede-
cessor Board Members) and BlackRock. Certain aspects of the arrange-
ments may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 51

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Trustee and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Director/Trustee
Richard R. West, Director/Trustee and Member of the Audit Committee
Anne F. Ackerley, Fund President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.1
New York, NY 10022

BlackRock Investment Management, LLC2
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company1
Boston, MA 02111

Brown Brothers Harriman & Co.2
Boston, MA 02101

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

1 For U.S. Mortgage Portfolio and High Income Portfolio.
2 For Global SmallCap Portfolio and Mid Cap Value Opportunities Portfolio.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund retired. The Fund’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund, and Jeffrey Holland
and Brian Schmidt became Vice Presidents of the Fund.

Effective August 1, 2009, Jean Margo Reid resigned as a Trustee of the Fund. The Board wishes Ms. Reid well in her future endeavors.

Effective, September 9, 2009, Brendan Kyne became a Vice President of the Fund.

52 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 551-8090. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

MANAGED ACCOUNT SERIES OCTOBER 31, 2009 53

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

54 MANAGED ACCOUNT SERIES OCTOBER 31, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.
MANAGED ACCOUNT SERIES		OCTOBER 31, 2009	55

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Portfolios unless accom-
panied or preceded by the Portfolios’ current prospectus. Past performance results shown in this report should not be consid-
ered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a
description of risks associated with global investments.

Shares of the Portfolios may be purchased and held only by
or on behalf of separately managed account clients who have
retained BlackRock Advisors, LLC or an affiliate (“BlackRock”)
to manage their accounts pursuant to an investment manage-
ment agreement with BlackRock and/or a managed account
program sponsor.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Managed Account Series

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: December 21, 2009